LETTER FROM THE PRESIDENT
December 31, 2000

ARTHUR D. ALLY
--------------------------------------------------------------------------------

   Dear Shareholder:

   I am pleased to report that every one of our Timothy Plan funds performed very well in a negative, volatile market environment over the past year. As you can see in the following report(s), each of our established funds posted positive returns for the year 2000 and clearly out-performed their respective indexes by respectable margins.

   Returns for the Year Ended December 31, 2000

   =========================================================================================================================
                                                                                5 Years               Average Annual
                                                      12 Months              Average Annual            Total Return
                Fund/Index                           Total Return                Return               Since Inception
   -------------------------------------------------------------------------------------------------------------------------
    Timothy Small Cap Value Fund -
    Class A (a) (With sales charge)                      5.14%                   7.67%                     6.34%
   -------------------------------------------------------------------------------------------------------------------------
    Russell 2000 Index (a)                              -3.02%                   9.98%                    10.98%
   -------------------------------------------------------------------------------------------------------------------------
    Timothy Small Cap Value Fund -
    Class B (b) (With CDSC)                              5.87%                   7.94%                     7.44%
   -------------------------------------------------------------------------------------------------------------------------
    Russell 2000 Index (b)                              -3.02%                  10.31%                    10.16%
   =========================================================================================================================

   (a) For the period March 24, 1994 (commencement of investment in accordance with objective) to December 31, 2000.
   (b) For the period August 25, 1995 (commencement of investment in accordance with objective) to December 31, 2000.

                   Timothy Small-Cap A vs Russell 2000 Index

                                   [GRAPHIC]

Timothy Small-Cap Value Fund (A)-$15,174
Russell 2000 Index-$20,253

                                    Dollars
                    8000  11000  14000  17000  20000  23000

                 Quarters
                              Russell
                                2000
                 Timothy        Index
3/24/94            9450         10000
3/31/94          9223.2         10000
6/30/94         9005.85          9571
9/30/94         9289.35         10202
12/31/94       9181.274          9972
3/31/95        9361.858         10387
6/30/95        9837.079         11297
9/30/95        10036.67         12363
12/31/95       9909.091         12585
3/31/96        10263.34         13175
6/30/96        10469.98         13819
9/30/96         10401.1         13797
12/31/96       11068.96         14443
3/31/97        10990.18      13696.19
6/30/97         12496.9      15916.41
9/30/97        13786.96      18285.25
12/31/97       13432.06      17672.94
3/31/98        14144.78      19450.53
6/30/98         13574.6      18543.77
9/30/98        10427.66      14808.01
12/31/98        12022.3      17223.04
3/31/99        10222.82       16288.8
6/30/99        12254.13      18821.97
9/30/99        11646.94      17631.89
12/31/99       13534.74      20884.06
3/31/00         15411.5      22363.47
6/30/00        14859.51      21518.19
9/30/00        14870.55      21756.07
12/31/00          15174      20253.15


   The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Russell 2000 Index on March 24, 1994 and held through December 31, 2000. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends; they are not annualized. The index return does not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

                               Timothy Plan [1]

                   Timothy Small-Cap B vs Russell 2000 Index

                                   [GRAPHIC]


Timothy Small-Cap Value Fund (B)-$14,686
Russell 2000 Index-$17,054

                                    Dollars
                    8000  11000  14000  17000  20000  23000

                 Quarters
                              Russell
                                2000
                Timothy        Index
8/25/95           10000         10000
9/30/95        10066.73      10218.04
12/31/95        9954.12      10439.51
3/31/96        10299.75       10972.2
6/30/96        10487.38      11521.09
9/30/96         10398.5      11560.07
12/31/96       11147.06      12161.45
3/31/97        11057.64      11532.62
6/30/97        12528.02      13402.11
9/30/97         13799.7      15396.75
12/31/97       13431.85      14881.16
3/31/98        14107.32      16377.95
6/30/98        13509.37      15614.43
9/30/98        10353.49      12468.81
12/31/98       11930.73      14502.33
3/31/99        10113.24      13715.68
6/30/99        12109.13      15848.68
9/30/99        11417.82      14846.59
12/31/99       13246.45      17585.03
3/31/00        15086.24      18830.73
6/30/00        14539.88      18118.98
9/30/00        14539.88      18319.29
12/31/00       14686.39      17053.78


   The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Russell 2000 Index on August 25, 1995 and held through December 31, 2000. The Russell 2000 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends; they are not annualized. The index return does not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

   Returns for the Year Ended December 31, 2000

   ============================================================================
                                                          Average Annual Total
                                            12 Months            Return
    Fund/Index                            Total Return      Since Inception
   ----------------------------------------------------------------------------
    Timothy Large/Mid- Cap Value Fund -
    Class A (e)(With sales charge)            6.17%              2.18%
   ----------------------------------------------------------------------------
    S&P 500 Index (e)                        -9.10%             -2.69%
   ----------------------------------------------------------------------------
    Timothy Large/Mid- Cap Value Fund -
    Class B (f)(With CDSC)                    8.73%              3.53%
   ----------------------------------------------------------------------------
    S&P 500 Index (f)                        -9.10%             -3.24%
   ============================================================================

   (e) For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2000.
   (f) For the period July 15, 1999 (commencement of investment in accordance with objective) to December 31, 2000.

                               Timothy Plan [2]

                     Timothy Large/Mid-Cap Value Fund A vs
                                 S&P 500 Index

                                   [GRAPHIC]


                 Timothy Large/Mid-Cap Value Fund (A) - $10,322
                             S&P 500 Index - $9,607

                                     Dollars
                        7000 8000 9000 10000 11000 12000

                                   Monthly
                                                      S&P
                                                      500
                                   Timothy            Index
                    7/14/99              9450            10000
                    7/31/99            9468.9         9506.948
                    8/31/99           9383.85         9459.904
                    9/30/99            8996.4          9200.87
                   10/31/99           9081.45         9782.872
                   11/30/99            8958.6         9981.733
                   12/31/99          9187.464         10569.26
                    1/31/00          8399.696         10038.29
                    2/29/00          7830.225         9848.457
                    3/31/95          8855.273         10811.31
                    4/28/00          8988.149         10486.17
                    5/31/00          9329.832          10270.9
                    6/30/00          9035.605         10524.15
                    7/31/00          9045.097         10359.75
                    8/31/00          9813.883         11002.87
                    9/30/00          9605.076         10422.14
                   10/31/00          10032.18         10377.93
                   11/31/00          9491.182         9560.335
                   12/31/00          10321.72         9607.237

   The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the S&P 500 Index on July 14, 1999 and held through December 31, 2000. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends; they are not annualized. The index return does not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

                     Timothy Large/Mid-Cap Value Fund B vs
                                 S&P 500 Index

                                   [GRAPHIC]

                 Timothy Large/Mid-Cap Value Fund (B) - $10,523
                             S&P 500 Index - $9,529

                                     Dollars
                        7000 8000 9000 10000 11000 12000

                                   Monthly
                                                      S&P
                                                      500
                                   Timothy            Index
                    7/15/99             10000            10000
                    7/31/99              9520         9429.485
                    8/31/99              9348         9382.824
                    9/30/99            8939.5           9125.9
                   10/31/99            9015.5          9703.16
                   11/30/99            8863.5         9900.401
                   12/31/99          8931.414         10483.14
                    1/31/00          8301.635         9956.501
                    2/29/00          7738.651         9768.211
                    3/31/95          8750.114         10723.22
                    4/28/00          8902.788         10400.73
                    5/31/00           9227.22         10187.22
                    6/30/00          8931.414          10438.4
                    7/31/00          8940.956         10275.33
                    8/31/00          9705.035         10913.21
                    9/30/00          9465.772         10337.21
                   10/31/00          9895.877         10293.37
                   11/31/00          9341.725         9482.436
                   12/31/00             10523         9528.956


   The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the S&P 500 Index on July 15, 1999 and held through December 31, 2000. The S&P 500 Index is widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends; they are not annualized. The index return does not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

                               Timothy Plan [3]

   Returns for the Year Ended December 31, 2000

   ================================================================================================
                                                                             Average Annual
                                                12 Months                      Total Return
    Fund/Index                                 Total Return                  Since Inception
   ------------------------------------------------------------------------------------------------
    Timothy Fixed Income Fund - Class A (c)
    (With sales charge)                            -2.02%                           -1.80%
   ------------------------------------------------------------------------------------------------
    Dow Jones Bond Index (c)                        0.25%                           -2.97%
   ------------------------------------------------------------------------------------------------
    Timothy Fixed Income Fund - Class B (d)
    (With CDSC)                                    -2.88%                           -1.86%
   ------------------------------------------------------------------------------------------------
    Dow Jones Bond Index (d)                        0.25%                           -2.31%
   ================================================================================================

   (c) For the period July 14, 1999 (commencement of investment in accordance with objective) to December 31, 2000.
   (d) For the period August 5, 1999 (commencement of investment in accordance with objective) to December 31, 2000.


                        Timothy Fixed Income Fund A vs
                             Dow Jones Bond Index

                                   [GRAPHIC]

Timothy Fixed Income Fund (A)-$9,736
Dow Jones Bond Index-$9,567

                                    Dollars
                    8000  8500   9000   9500   10000  10500

                 Monthly
                                Dow
                               Bond
                Timothy        Index
7/14/99        9,575.00         10000
7/31/99        9,517.55       9906.70
8/31/99        9,594.15       9788.84
9/30/99        9,613.30       9795.72
10/31/99       9,603.73       9727.95
11/30/99       9,575.00       9662.15
12/31/99       9,515.80       9543.31
1/31/00        9,486.70       9390.10
2/29/00        9,544.91       9415.64
3/31/00        9,397.37       9351.80
4/28/00        9,171.75       9342.96
5/31/00        9,152.13       9228.05
6/30/00        9,358.26       9352.78
7/31/00        9,407.99       9399.92
8/31/00        9,467.66       9519.74
9/30/00        9,556.47       9440.19
10/31/00       9,606.98       9363.58
11/30/00       9,647.39       9454.92
12/31/00       9,736.00       9566.88

   The chart shows the value of a hypothetical initial investment of $10,000 in the Fund A shares, and the Dow Jones Bond Index on July 14, 1999 and held through December 31, 2000. The Dow Jones Bond Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interests; they are not annualized. The index return does not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

                               Timothy Plan [4]

                        Timothy Fixed Income Fund B vs
                             Dow Jones Bond Index

                                   [GRAPHIC]

Timothy Fixed Income Fund (B)-$9,739
Dow Jones Bond-$9,676

                                    Dollars
                   8000  8500   9000   9500   10000   10500

                 Monthly
                                Dow
                               Jones
                Timothy         Bond
8/5/99            10000      10000.00
8/31/99            9481       9900.67
9/30/99            9500       9907.62
10/31/99         9490.5       9839.08
11/30/99           9462       9772.52
12/31/99        9432.39       9652.33
1/31/00        9355.391       9497.37
2/29/00        9403.515       9523.19
3/31/00        9257.121       9458.63
4/28/00        9033.237       9449.69
5/31/00        9042.971       9333.47
6/30/00        9247.636       9459.62
7/31/00        9277.213       9507.30
8/31/00        9336.366       9628.49
9/30/00        9426.279       9548.03
10/31/00       9456.299       9470.55
11/30/00       9486.319       9562.93
12/31/00           9739       9676.17

   The chart shows the value of a hypothetical initial investment of $10,000 in the Fund B shares, and the Dow Jones Bond Index on August 5, 1999 and held through December 31, 2000. The Dow Jones Bond Index is widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interests; they are not annualized. The index return does not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

   On October 1, 2000, we added four new funds to our family (two growth funds and two asset allocation funds). Although the fourth quarter was not kind to the growth sector of the market, our two growth funds, which endured a decline in share price for the period, fared significantly better than their respective indexes.

   We were able to continue to honor our commitment to our shareholders and financial consultants alike; i.e., that we will not bring a new fund to market unless we can secure the services of a top-tier money management firm to serve as sub-advisor. I am happy to report that both of our growth funds have accomplished that feat. Our Large/Mid Cap Growth fund is managed by Rittenhouse Financial Services, Inc, Radnor, PA while our Aggressive Growth fund is managed by Provident Investment Counsel, Pasadena, CA. Both of these firms are well established, highly regarded institutional money managers with a solid history of excellent performance.

   Our two new asset allocation funds simply invest, according to a predetermined formula, in our other funds and were designed for those investors that prefer the convenience of "one stop shopping."

   Now that we are finally a full family of funds, our growth in assets has been very encouraging. We continue to see evidence of God's hand at work in the midst of this fallen world. An increasing number of His people are coming under conviction to follow His word in the way they invest their assets. As these numbers continue to increase, it will not only bode well for Timothy but, more importantly, it can have a significant positive impact on our culture!

   Thank you again for the conviction that led you to us. Please feel free to invite others to join you.

   Sincerely,

   /s/ Arthur D. Ally,

   Arthur D. Ally,
   President

                               Timothy Plan [5]

SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 73.58%
-------------------------------------------------------------------------------------------------------------------
number of shares                                                                                     market value
-------------------------------------------------------------------------------------------------------------------
                  BALL & ROLLER BEARINGS - 3.20%
           41,000 Kaydon Corp. .................................................................     $ 1,019,875
                                                                                                     -----------
                  BOOKS:  PUBLISHING OR PUBLISHING & PRINTING - 2.70%
           40,000 Wiley (John) & Sons, Inc. - Class A...........................................         860,000
                                                                                                     -----------
                  CANNED, FROZEN & PRESERVED FRUIT, VEGETABLES & FOOD SPECIALTIES - 3.10%
           34,000 Corn Products International, Inc. ............................................         988,125
                                                                                                     -----------
                  CANNED FRUITS, VEGETABLES & PRESERVES, JAMS & JELLIES - 0.18%
            8,000 Del Monte Foods Co. *.........................................................          58,000
                                                                                                     -----------
                  COMMUNICATION SERVICES - 2.74%
           23,000 American Tower Corp. - Class A *..............................................         871,125
                                                                                                     -----------
                  COMPUTER PERIPHERAL EQUIPMENT - 0.40%
           18,300 Printronix, Inc. *............................................................         128,673
                                                                                                     -----------
                  INVESTMENT ADVICE - 5.54%
           20,500 Investors Financial Services Corp. ...........................................       1,763,000
                                                                                                     -----------
                  LIFE INSURANCE - 4.42%
           30,000 Annuity & Life Re Holdings Ltd. ..............................................         958,125
           30,000 Presidential Life Corp. ......................................................         448,125
                                                                                                     -----------
                                                                                                       1,406,250
                                                                                                     -----------
                  MINING, QUARRYING OF NONMETALLIC MINERALS (NO FUELS) - 2.92%
           22,000 Martin Marietta Materials, Inc. ..............................................         930,600
                                                                                                     -----------
                  MORTGAGE BANKERS & LOAN CORRESPONDENTS - 3.71%
           48,900 Doral Financial Corp. ........................................................       1,182,769
                                                                                                     -----------
                  MOTOR VEHICLE PARTS & ACCESSORIES - 2.98%
           51,000 Gentex Corp. *................................................................         949,875
                                                                                                     -----------
                  OPHTHALMIC GOODS - 0.65%
           50,000 Sola International, Inc. *....................................................         206,250
                                                                                                     -----------
                  PERIODICALS:  PUBLISHING OR PUBLISHING & PRINTING - 2.10%
           24,900 Penton Media, Inc. ...........................................................         669,188
                                                                                                     -----------
                  PLASTIC PRODUCTS - 1.13%
           12,200 AptarGroup, Inc. .............................................................         358,375
                                                                                                     -----------


The accompanying notes are an integral part of these financial statements

                     Timothy Plan Small-Cap Value Fund [6]

COMMON STOCKS - 73.58% (cont.)
----------------------------------------------------------------------------------------------------------------
number of shares                                                                                  market value
----------------------------------------------------------------------------------------------------------------

                  PUBLIC WAREHOUSING & STORAGE - 3.50%
           30,000 Iron Mountain, Inc. *.....................................................      $  1,113,750
                                                                                                  ------------
                  RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.00%
           38,500 Commscope, Inc. *.........................................................           637,656
                                                                                                  ------------
                  RADIO BROADCASTING STATIONS - 1.86%
          118,500 Spanish Broadcasting System, Inc. - Class A *.............................           592,500
                                                                                                  ------------
                  RAILROADS, LINE-HAUL OPERATING - 3.18%
          100,000 Kansas City Southern Industries, Inc. *...................................         1,012,500
                                                                                                  ------------
                  SECURITY BROKERS, DEALERS & FLOTATION COMPANIES - 3.28%
           25,000 Investment Technology Group, Inc. *.......................................         1,043,750
                                                                                                  ------------
                  SERVICES - ADVERTISING - 2.13%
           21,500 Valassis Communications, Inc. *...........................................           678,594
                                                                                                  ------------
                  SERVICES - BUSINESS SERVICES - 5.21%
           58,000 StarTek, Inc. *...........................................................           891,750
           41,800 TeleTech Holdings, Inc. *.................................................           768,075
                                                                                                  ------------
                                                                                                     1,659,825
                                                                                                  ------------
                  SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 0.04%
            8,500 Health Management Systems, Inc. *.........................................            12,750
                                                                                                  ------------
                  SERVICES - COMPUTER RENTAL & LEASING - 2.35%
           65,500 Comdisco, Inc. ...........................................................           749,156
                                                                                                  ------------
                  SERVICES - EDUCATIONAL SERVICES - 1.53%
           35,000 New Horizons Worldwide, Inc. *............................................           485,625
                                                                                                  ------------
                  SERVICES - EMPLOYMENT AGENCIES - 0.17%
            2,500 Korn / Ferry International *..............................................            53,125
                                                                                                  ------------
                  SERVICES - HOME HEALTH CARE SERVICES - 3.30%
           95,000 Hooper Holmes, Inc. ......................................................         1,050,700
                                                                                                  ------------
                  SERVICES - MANAGEMENT CONSULTING SERVICES - 2.03%
           51,500 Ventiv Health, Inc. *.....................................................           646,969
                                                                                                  ------------
                  SERVICES - MISCELLANEOUS BUSINESS SERVICES - 2.69%
           43,000 Nova Corp. *..............................................................           857,312
                                                                                                  ------------
                  SERVICES - PREPACKAGED SOFTWARE - 1.07%
           11,000 Kronos, Inc. *............................................................           340,312
                                                                                                  ------------



The accompanying notes are an integral part of these financial statements

                     Timothy Plan Small-Cap Value Fund [7]

COMMON STOCKS - 73.58% (cont.)
----------------------------------------------------------------------------------------------------------------
number of shares                                                                                 market value
----------------------------------------------------------------------------------------------------------------
                  STATE COMMERCIAL BANKS - 3.47%
           45,000 North Fork Bancorp, Inc. .............................................         $   1,105,313
                                                                                                 -------------
                  Total Common Stocks (cost $20,722,032)................................            23,431,942
                                                                                                 -------------
RIGHTS & WARRANTS - 0.00%
----------------------------------------------------------------------------------------------------------------
number of shares                                                                                 market value
----------------------------------------------------------------------------------------------------------------
                  RIGHTS & WARRANTS -0.00%

           20,000 Cadiz, Inc. - Rights *................................................                     0
               53 Washington Group International, Inc. - Warrants *.....................                   106
                                                                                                 -------------
                                                                                                           106
                                                                                                 -------------
SHORT TERM INVESTMENTS - 25.96%
----------------------------------------------------------------------------------------------------------------
number of shares                                                                                 market value
----------------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS - 25.96%
        8,268,960 Firstar Bank Treasury Fund (cost $8,268,960)..........................             8,268,960
                                                                                                 -------------

                  TOTAL INVESTMENTS - 99.54% (identified cost $28,990,992)..............            31,701,008

                  OTHER ASSETS LESS LIABILITIES - 0.46%.................................               147,386
                                                                                                 -------------
                  NET ASSETS - 100.00%..................................................         $  31,848,394
                                                                                                 =============


*  Non-income producing securities



The accompanying notes are an integral part of these financial statements

                     Timothy Plan Small-Cap Value Fund [8]

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                                                         amount
-----------------------------------------------------------------------------------------------------------------
      Investments in Securities at Value (identified cost $28,990,992) [NOTE 1]...........        $  31,701,008
      Cash................................................................................               47,997
      Receivables:
        Interest..........................................................................               38,274
        Dividends.........................................................................               13,152
        Fund Shares Sold..................................................................                4,553
        Due from Advisor..................................................................               31,911
        Fund Share Commissions............................................................                  633
        Investments Sold..................................................................               24,999
        Prepaid Expenses..................................................................               60,397
                                                                                                  -------------
      Total Assets........................................................................        $  31,922,924
                                                                                                  =============

LIABILITIES
-----------------------------------------------------------------------------------------------------------------
                                                                                                         amount
-----------------------------------------------------------------------------------------------------------------
      Payable for Fund Shares Redeemed....................................................        $      16,789
      Accrued Expenses....................................................................               57,741
                                                                                                  -------------
      Total Liabilities...................................................................        $      74,530
                                                                                                  =============

NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                                                         amount
-----------------------------------------------------------------------------------------------------------------

      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
         1,206,499 shares outstanding)...................................................         $  15,217,310
        Net Asset Value and Redemption price Per Class A Share ($15,217,310 / 1,206,499
         shares).........................................................................         $       12.61
        Offering Price Per Share ($12.61 / .945).........................................         $       13.34
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized;
         1,364,525 shares outstanding)...................................................         $  16,631,084
        Net Asset Value and Offering Price Per Class B Share ($16,631,084 / 1,364,525
         shares).........................................................................         $       12.19
        Redemption Price Per Share ($12.19 x .95)........................................         $       11.58
      Net Assets.........................................................................         $  31,848,394
                                                                                                  =============

SOURCES OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                                                         amount
-----------------------------------------------------------------------------------------------------------------

      At December 31, 2000, Net Assets Consisted of:
        Paid-in Capital..................................................................         $  29,073,859
        Net Accumulated Realized Gain on Investments.....................................                64,519
        Net Unrealized Appreciation in Value of Investments..............................             2,710,016
                                                                                                  -------------
      Net Assets.........................................................................         $  31,848,394
                                                                                                  =============


The accompanying notes are an integral part of these financial statements.

                     Timothy Plan Small-Cap Value Fund [9]

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
                                                                                                  amount
----------------------------------------------------------------------------------------------------------
      Interest.........................................................................      $   337,184
      Dividends........................................................................          115,570
                                                                                             -----------
      Total Investment Income..........................................................          452,754
                                                                                             -----------

EXPENSES
----------------------------------------------------------------------------------------------------------
                                                                                                  amount
----------------------------------------------------------------------------------------------------------

      Investment Advisory Fees [NOTE 3]................................................          257,622
      Transfer Agent Fees (Class A = 54,555, Class B = 55,083).........................          109,638
      Administration Fees..............................................................            9,178
      12b-1 Fess (Class A = $36,219, Class B = $118,657) [NOTE 3]......................          154,876
      Accounting Fees..................................................................           29,810
      Registration Fees................................................................           34,653
      Custodian Fees...................................................................            8,844
      Printing Expense.................................................................           19,653
      Auditing Fees....................................................................            9,839
      Insurance Expense................................................................           11,612
      Legal Expense....................................................................           25,877
      Pricing Expense..................................................................            4,328
      Service Expense (Class B)........................................................           39,552
      Miscellaneous Expense............................................................            1,248
                                                                                             -----------

      Total Expenses...................................................................          716,730

      Expenses Waived and Reimbursed by Advisor [NOTE 3]...............................          (65,155)
                                                                                             -----------
      Total Net Expenses...............................................................          651,575
                                                                                             -----------
      Net Investment Loss..............................................................         (198,821)
                                                                                             -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
                                                                                                  amount
----------------------------------------------------------------------------------------------------------

      Net Realized Gain on Investments.................................................        6,003,643
      Change in Unrealized Depreciation of Investments.................................       (2,669,620)
                                                                                             -----------
      Net Realized and Unrealized Gain on Investments..................................        3,334,023
                                                                                             -----------
      Increase in Net Assets Resulting from Operations.................................      $ 3,135,202
                                                                                             ===========


The accompanying notes are an integral part of these financial statements.

                    Timothy Plan Small-Cap Value Fund [10]

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000 and 1999

INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                                year ended            year ended
                                                                                 12/31/00              12/31/99
-----------------------------------------------------------------------------------------------------------------
      Operations:
      Net Investment Loss....................................................     $   (198,821)     $   (153,596)
      Net Change in Unrealized Appreciation (Depreciation) of Investments....       (2,669,620)        5,469,363
      Net Realized Gain (Loss) on Investments................................        6,003,643        (2,321,822)
                                                                                  ------------      ------------
      Increase in Net Assets (resulting from operations).....................        3,135,202         2,993,945
                                                                                  ------------      ------------

      Distributions to Shareholders From:
      Net Capital Gains:
         Class A.............................................................       (1,148,640)                -
         Class B.............................................................       (1,245,360)                -
                                                                                  ------------      ------------
      Total Net Distributions................................................       (2,394,000)                -
                                                                                  ------------      ------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A.............................................................        3,011,710         3,121,258
         Class B.............................................................        3,745,971         2,412,768
         Class C.............................................................          208,478           157,951
      Dividends Reinvested:
         Class A.............................................................        1,104,960                 -
         Class B.............................................................        1,172,428                 -
         Class C.............................................................                -                 -
      Cost of Shares Redeemed:
         Class A.............................................................       (2,668,524)       (4,460,818)
         Class B.............................................................       (2,958,024)       (3,732,982)
         Class C.............................................................         (357,732)          (45,938)
                                                                                  ------------      ------------
      Increase (Decrease) in Net Assets (resulting from capital share
       transactions).........................................................        3,259,267        (2,547,761)
                                                                                  ------------      ------------

      Total Increase in Net Assets...........................................        4,000,469           446,184

      Net Assets:
      Beginning of Year......................................................       27,847,925        27,401,741
                                                                                  ------------      ------------
      End of Year............................................................     $ 31,848,394      $ 27,847,925
                                                                                  ============      ============

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A.............................................................          228,487           293,144
         Class B.............................................................          290,225           251,060
         Class C.............................................................           19,040            16,311
      Shares Reinvested:
         Class A.............................................................           87,626                 -
         Class B.............................................................           96,180                 -
         Class C.............................................................                -                 -
      Shares Redeemed:
         Class A.............................................................         (201,041)         (421,383)
         Class B.............................................................         (229,678)         (362,823)
         Class C.............................................................          (30,224)           (5,127)
                                                                                  ------------      ------------
      Net Increase (Decrease) in Number of Shares Outstanding................          260,615          (228,818)
                                                                                  ============      ============

The accompanying notes are an integral part of these financial statements.

                    Timothy Plan Small-Cap Value Fund [11]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS A SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                       year         year        year          year          year
                                                                      ended        ended       ended         ended         ended
                                                                     12/31/00     12/31/99    12/31/98      12/31/97      12/31/96
----------------------------------------------------------------------------------------------------------------------------------
    Per Share Operating Performance:
    Net Asset Value at Beginning of Year..........................   $ 12.26      $  10.89    $  12.25      $  11.24      $  10.07
                                                                     -------      --------    --------      --------      --------

    Income from Investment Operations:
       Net Investment Income (Loss)...............................     (0.05)        (0.02)       0.01          0.02          0.10
       Net Realized and Unrealized Gain (Loss) on Investments.....      1.43          1.39       (1.30)         2.37          1.17
                                                                     -------      --------    --------      --------      --------
       Total from Investment Operations...........................      1.38          1.37       (1.29)         2.39          1.27
                                                                     -------      --------    --------      --------      --------

    Less Distributions:
       Dividends from Realized Gains..............................     (1.03)            -       (0.07)        (1.38)            -
       Dividends from Net Investment Income.......................         -             -           -             -         (0.10)
                                                                     -------      --------    --------      --------      --------
       Total Distributions........................................     (1.03)            -       (0.07)        (1.38)        (0.10)
                                                                     -------      --------    --------      --------      --------

    Net Asset Value at End of Year................................   $ 12.61      $  12.26    $  10.89      $  12.25      $  11.24
                                                                     =======      ========    ========      ========      ========

    Total Return (A)..............................................     11.23%        12.58%     (10.50)%       21.35%        12.59%

    Ratios/Supplimental Data:

    Net Assets, End of Year (in 000s).............................   $15,217      $ 13,377    $ 13,287      $ 11,208      $  7,760

    Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor................      1.97%         2.22%       2.09%         2.75%         3.70%
       After Reimbursement of Expenses by Advisor.................      1.76%         1.60%       1.60%         1.60%         1.60%

    Ratio of Net Investment Income (Loss) to Average Net Assets:
       Before Reimbursement of Expenses by Advisor................     (0.48)%       (0.82)%     (1.15)%       (0.90)%       (1.05)%
       After Reimbursement of Expenses by Advisor.................     (0.27)%       (0.20)%     (0.66)%        0.25%         1.05%

    Portfolio Turnover............................................     99.17%        78.79%      69.42%       136.36%        93.08%

(A) Total Return Calculation Does Not Reflect Sales Load.

The accompanying notes are an integral part of these financial statements.

                    Timothy Plan Small-Cap Value Fund [12]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                      year          year         year          year           year
                                                                     ended         ended        ended         ended          ended
                                                                    12/31/00      12/31/99     12/31/98      12/31/97       12/31/96
------------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance:
   Net Asset Value at Beginning of Year.........................    $  11.88      $  10.70     $  12.13      $  11.22       $ 10.08
                                                                    --------      --------     --------      --------       -------

   Income from Investment Operations:
      Net Investment Income (Loss)..............................       (0.10)        (0.11)       (0.07)        (0.03)         0.07
      Net Realized and Unrealized Gain (Loss) on Investments....        1.39          1.29        (1.29)         2.32          1.14
                                                                    --------      --------     --------      --------       -------
      Total from Investment Operations..........................        1.29          1.18        (1.36)         2.29          1.21
                                                                    --------      --------     --------      --------       -------

   Less Distributions:
      Dividends from Realized Gains.............................       (0.98)            -        (0.07)        (1.38)            -
      Dividends from Net Investment Income......................           -             -            -             -         (0.07)
                                                                    --------      --------     --------      --------       -------
      Total Distributions.......................................       (0.98)            -        (0.07)        (1.38)        (0.07)
                                                                    --------      --------     --------      --------       -------

   Net Asset Value at End of Year...............................    $  12.19      $  11.88     $  10.70      $  12.13       $ 11.22
                                                                    ========      ========     ========      ========       =======

   Total Return (A).............................................       10.87%        11.03%      (11.18)%       20.50%        11.98%

   Ratios/Supplimental Data:
   Net Assets, End of Year (in 000s)............................    $ 16,631      $ 14,351     $ 14,114      $ 11,389       $ 3,929

   Ratio of Expenses to Average Net Assets:
      Before Reimbursement of Expenses by Advisor...............        2.72%         2.72%        2.84%         3.41%         4.30%
      After Reimbursement of Expenses by Advisor................        2.51%         2.35%        2.35%         2.26%         2.20%

   Ratio of Net Investment Income (Loss) to Average Net Assets:
      Before Reimbursement of Expenses by Advisor...............       (1.23)%       (1.34)%      (1.90)%       (1.56)%        1.65%
      After Reimbursement of Expenses by Advisor................       (1.02)%       (0.97)%      (1.41)%       (0.41)%        0.45%

   Portfolio Turnover...........................................       99.17%        78.79%       69.42%       136.36%        93.08%

(A) Total Return Calculation Does Not Reflect Redemption Fee.

The accompanying notes are an integral part of these financial statements.

                    Timothy Plan Small-Cap Value Fund [13]

SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 93.03%
--------------------------------------------------------------------------------------------------------------
number of shares                                                                                  market value
--------------------------------------------------------------------------------------------------------------
                  ABRASIVE ASBESTOS & MISC NONMETALLIC MINERAL PRODUCTS - 2.38%
     1,500        Minnesota Mining & Manufacturing Co....................................          $   180,750
                                                                                                  ------------

                  CANNED, FROZEN & PRESERVED FRUIT, VEG & FOOD SPECIALTIES - 3.74%
     6,000        Heinz (H. J.) Co.......................................................
                                                                                                       284,625
                                                                                                  ------------
                  CHEMICALS - 1.90%
     3,000        E I Du Pont De Nemours & Co............................................              144,937
                                                                                                  ------------
                  CONSTRUCTION, MINING & MATERIALS HANDLING MACHINERY & EQUIP - 2.93%
     5,500        Dover Corp.............................................................              223,094
                                                                                                  ------------
                  CRUDE PETROLEUM & NATURAL GAS - 6.19%
     3,800        Anadarko Petroleum Corp................................................              270,104
     3,000        Kerr-Mcgee Corp........................................................              200,812
                                                                                                  ------------
                                                                                                       470,916
                                                                                                  ------------
                  ELECTRONIC COMPONENTS & ACCESSORIES - 3.43%
     7,000        Kemet Corp. * .........................................................              105,875
     5,000        Vishay Intertechnology, Inc. * ........................................               75,625
     5,000        Artesyn Technologies Inc. Com. * ......................................               79,375
                                                                                                  ------------
                                                                                                       260,875
                                                                                                  ------------
                  GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 4.32%
     4,600        Ingersoll-Rand Co......................................................              192,625
     7,000        ATMI, Inc.* ...........................................................              136,500
                                                                                                  ------------
                                                                                                       329,125
                                                                                                  ------------
                  INDUSTRIAL INORGANIC CHEMICALS - 2.69%
     5,000        Air Products & Chemicals, Inc..........................................              205,000
                                                                                                  ------------
                  INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY, AND CONTROL - 4.14%
     4,000        4.14% Emerson Electric Co..............................................              315,250
                                                                                                  ------------
                  MACHINE TOOLS, METAL CUTTING TYPES - 0.96%
     2,500        Kennametal, Inc........................................................               72,812
                                                                                                  ------------
                  MEASURING & CONTROLLING DEVICES, NEC - 2.11%
     4,000        Veeco Instruments, Inc. * .............................................              160,500
                                                                                                  ------------
                  MEAT PACKING PLANTS - 2.73%
     8,000        Conagra, Inc...........................................................              208,000
                                                                                                  ------------

  The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap value Fund [14]

SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 93.03% (Cont.)
--------------------------------------------------------------------------------------------------------------
number of shares                                                                                  market value
--------------------------------------------------------------------------------------------------------------
                  METAL MINING - 1.80%
     1,900        Rio Tinto Plc ADR......................................................          $   136,919
                                                                                                  ------------
                  METALWORKING MACHINERY & EQUIPMENT - 2.84%
     2,000        SPX Corp.* ............................................................              216,375
                                                                                                  ------------
                  MISCELLANEOUS FABRICATED METAL PRODUCTS - 2.61%
     4,500        Parker Hannifin Corp...................................................              198,562
                                                                                                  ------------
                  MISCELLANEOUS PLASTIC PRODUCTS - 2.40%
     6,000        Sealed Air Corp. * ....................................................              183,000
                                                                                                  ------------
                  MOTOR VEHICLE PARTS & ACCESSORIES - 1.03%
     7,000        Delphi Automotive Systems Corp.........................................               78,750
                                                                                                  ------------
                  NATIONAL COMMERCIAL BANKS - 3.51%
      2,000       Centura Banks, Inc.....................................................               96,500
      3,000       KeyCorp................................................................               84,000
      3,000       National City Corp.....................................................               86,250
                                                                                                  ------------
                                                                                                       266,750
                                                                                                  ------------
                  NATURAL GAS TRANSMISSION - 3.77%
     4,000        El Paso Energy Corp....................................................              286,500
                                                                                                  ------------
                  OPTICAL INSTRUMENTS & LENSES - 3.10%
     7,000        Kla-Tencor Corp. * ....................................................              235,813
                                                                                                  ------------
     3,000        PAPER MILLS - 2.79%
                  Kimberly Clark Corp....................................................              212,070
                                                                                                  ------------
                  PERSONAL CREDIT INSTITUTIONS -3.89%
      2,000       American General Financial Group.......................................              163,000
      2,500       Washington Mutual Finance Corp.........................................              132,656
                                                                                                  ------------
                                                                                                       295,656
                                                                                                  ------------
                  PETROLEUM REFINING - 2.24%
     3,000        Phillips Petroleum Co..................................................              170,625
                                                                                                  ------------
                  PHARMACEUTICAL PREPARATIONS - 5.03%
     5,000        Abbott Labs............................................................              242,188
     1,500        Merck & Co.............................................................              140,438
                                                                                                  ------------
                                                                                                       382,626
                                                                                                  ------------
                  PLASTICS, MATERIALS, SYNTH RESINS & NONVULCAN ELASTOMERS - 1.43%
     3,000        Rohm & Haas Co.........................................................              108,937
                                                                                                  ------------

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap value Fund [14]

SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 93.03% (Cont.)
--------------------------------------------------------------------------------------------------------
number of shares                                                                            market value
--------------------------------------------------------------------------------------------------------
                    PUBLIC BUILDING AND RELATED FURNITURE - 1.96%
          6,000     Lear Corp. *.........................................................    $   148,875
                                                                                             -----------
                    RETAIL-DRUG STORES AND PROPRIETARY STORES - 2.05%
          2,600     CVS Corp.............................................................        155,837
                                                                                             -----------
                    RETAIL-EATING PLACES - 1.87%
          5,500     Outback Steakhouse, Inc. *...........................................        142,313
                                                                                             -----------
                    RETAIL-GROCERY STORES - 2.85%
          8,000     Kroger Co.*..........................................................        216,500
                                                                                             -----------
                    SOAP, DETERGENT, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 1.75%
          6,000     Church & Dwight Co., Inc.............................................        133,500
                                                                                             -----------
                    SPECIAL INDUSTRY MACHINERY, NEC - 3.31%
          7,000     Novellus Systems, Inc.*..............................................        251,563
                                                                                             -----------
                    TRUCKING (NO LOCAL) - 2.22%
          5,000     CNF Transportation, Inc..............................................        169,063
                                                                                             -----------
                    MOTOR VEHICLE PARTS & ACCESSORIES - 3.06%
          6,000     TRW, Inc.............................................................        232,500
                                                                                             -----------

                    Total Common Stocks (cost $6,239,680)................................      7,078,618
                                                                                             -----------

SHORT-TERM INVESTMENTS - 6.53%
--------------------------------------------------------------------------------------------------------
number of shares                                                                            market value
--------------------------------------------------------------------------------------------------------

                    SHORT-TERM INVESTMENTS - 6.53%
        496,926     Firstar Bank Treasury Fund (cost $496,926)...........................        496,926
                                                                                             -----------

                    TOTAL INVESTMENTS - 99.56% (identified cost $6,736,606)..............      7,575,544


                    OTHER ASSETS AND LIABILITIES, NET - 0.44%............................         33,233
                                                                                             -----------
                    NET ASSETS - 100%....................................................    $ 7,608,777
                                                                                             ===========

*  Non-income producing securities

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap value Fund [16]

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      Investments in Securities at Value (identified cost $6,736,606) [NOTE 1]...............    $ 7,575,544
      Cash...................................................................................         73,000
      Prepaid Expenses.......................................................................          5,289
      Receivables:
         Interest............................................................................          2,622
         Dividends...........................................................................          7,098
         Fund Shares Sold....................................................................        124,486
         Due from Advisor....................................................................          6,760
                                                                                                 -----------
      Total Assets...........................................................................    $ 7,794,804
                                                                                                 ===========

LIABILITIES
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      Payable for Fund Shares Redeemed.......................................................    $     1,873
      Payable for Investment Securities Purchased............................................        173,208
      Accrued Expenses.......................................................................          5,520
      Accrued Distribution Fee...............................................................          5,426
                                                                                                 -----------
      Total Liabilities......................................................................    $   186,027
                                                                                                 ===========

NET ASSETS
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 456,575
          shares outstanding)................................................................    $ 4,943,457
        Net Asset Value and Redemption price Per Class A Share ($4,943,457 / 456,575
          shares)............................................................................    $     10.83
        Offering Price Per Share ($10.83 / 0.945)............................................    $     11.46
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 251,488
          shares outstanding)................................................................    $ 2,665,320
        Net Asset Value and Offering Price Per Class B Share ($2,665,320 / 251,488 shares)...    $     10.60
      Redemption Price Per Share ($10.60 x 0.95).............................................    $     10.07

      Net Assets.............................................................................    $ 7,608,777
                                                                                                 ===========

SOURCES OF NET ASSETS
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      At December 31, 2000, Net Assets Consisted of:
        Paid-in Capital......................................................................    $ 6,798,367
        Accumulated Net Realized Loss on Investments.........................................        (28,528)
        Net Unrealized Appreciation in Value of Investments..................................        838,938
                                                                                                 -----------
      Net Assets.............................................................................    $ 7,608,777
                                                                                                 ===========

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap value Fund [17]

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      Interest..............................................................................       $  15,294
      Dividends.............................................................................          78,425
                                                                                                   ---------
      Total Investment Income...............................................................          93,719
                                                                                                   ---------

EXPENSES
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      Investment Advisory Fees [NOTE 3].....................................................          34,131
      Transfer Agent Fees (Class A = $12,148, Class B = $7,650).............................          19,798
      Administration Fees...................................................................           4,752
      12b-1 Fees (Class A = $6,273, Class B = $15,868) [NOTE 3].............................          22,141
      Accounting Fees.......................................................................          19,825
      Registration Fees.....................................................................             789
      Custodian Fees........................................................................           5,309
      Auditing Fees.........................................................................           1,973
      Miscellaneous Expense.................................................................          11,487
                                                                                                   ---------
      Total Expenses........................................................................         120,205

      Expenses Waived and Reimbursed by Advisor [NOTE 3]....................................          42,380
                                                                                                   ---------

      Total Net Expenses....................................................................          77,825
                                                                                                   ---------
      Net Investment Income.................................................................          15,894
                                                                                                   ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      Net Realized Gain on Investments......................................................           1,500
      Change in Unrealized Appreciation of Investments......................................         839,378
                                                                                                   ---------
      Net Realized and Unrealized Gain on Investments.......................................         840,878
                                                                                                   ---------
      Increase in Net Assets Resulting from Operations......................................       $ 856,772
                                                                                                   =========

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap Value Fund [18]

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2000 and The Period Ended December 31, 1999

INCREASE IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------
                                                                                          year ended        period ended
                                                                                            12/31/00         12/31/99 (A)
------------------------------------------------------------------------------------------------------------------------
      Operations:
      Net Investment Income..........................................................      $   15,894       $     2,891
      Net Change in Unrealized Appreciation (Depreciation) of Investments............         839,378              (440)
      Net Realized Gain (Loss) on Investments........................................           1,500           (11,165)
                                                                                           ----------       -----------
      Increase (Decrease) in Net Assets (resulting from operations)..................         856,772            (8,714)
                                                                                           ----------       -----------
      Distributions to Shareholders From:

      Net Realized Gains
         Class A.....................................................................          (7,543)           (1,913)
         Class B.....................................................................          (4,267)           (1,196)
         Class C.....................................................................               -              (357)
      Net Income:
         Class A.....................................................................         (12,468)           (1,689)
         Class B.....................................................................          (7,012)           (1,056)
         Class C.....................................................................               -              (315)
                                                                                           ----------       -----------
      Total Distribution.............................................................         (31,290)           (6,526)
                                                                                           ----------       -----------
      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A.....................................................................       3,714,059           885,073
         Class B.....................................................................       2,104,479           531,293
         Class C.....................................................................          14,996           160,444
      Dividends Reinvested:
         Class A.....................................................................          16,832             3,566
         Class B.....................................................................          10,099             2,188
         Class C.....................................................................               -               668
      Cost of Shares Redeemed:
         Class A.....................................................................        (157,559)          (34,525)
         Class B.....................................................................        (277,869)           (3,804)
         Class C.....................................................................        (171,405)                -
                                                                                           ----------       -----------
      Increase in Net Assets (resulting from capital share transactions).............       5,253,632         1,544,903
                                                                                           ----------       -----------
      Total Increase in Net Assets...................................................       6,079,114         1,529,663

      Net Assets:
      Beginning of Period............................................................       1,529,663                 -
                                                                                           ----------       -----------
      End of Period..................................................................      $7,608,777       $ 1,529,663
                                                                                           ==========       ===========
      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A.....................................................................         383,562            90,654
         Class B.....................................................................         223,586            56,227
         Class C.....................................................................           1,864            16,260
      Shares Rinvested:
         Class A.....................................................................           1,553               375
         Class B.....................................................................             953               234
         Class C.....................................................................               -                71
      Shares Redeemed:
         Class A.....................................................................         (15,946)           (3,623)
         Class B.....................................................................         (29,107)             (404)
         Class C.....................................................................         (18,194)                -
                                                                                           ----------       -----------
      Net Increase in Number of Shares Outstanding...................................         548,271           159,794
                                                                                           ==========       ===========

(A) For the Period July 15, 1999 (Commencement of Operations) to December 31, 1999.

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap Value Fund [19]

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP VALUE FUND - CLASS A SHARES
------------------------------------------------------------------------------------------------------
                                                                               year     period
                                                                              ended      ended
                                                                            12/31/00   12/31/99(B)
------------------------------------------------------------------------------------------------------
      Per Share Operating Performance:
      Net Asset Value at Beginning of Period.........................        $  9.68    $ 10.00
                                                                            --------   --------

      Income from Investment Operations:
         Net Investment Income.......................................           0.04       0.02
         Net Realized and Unrealized Gain
          (Loss) on Investments......................................           1.16      (0.30)
                                                                            --------   --------
         Total from Investment Operations............................           1.20      (0.28)
                                                                            --------   --------
      Less Distributions:
         Dividends from Realized Gains...............................          (0.02)     (0.02)
         Dividends from Net Investment Income........................          (0.03)     (0.02)
                                                                            --------   --------
         Total Distributions.........................................          (0.05)     (0.04)
                                                                            --------   --------

      Net Asset Value at End of Period...............................        $ 10.83    $  9.68
                                                                            ========   ========

      Total Return(A)................................................          12.35%     (3.28)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)............................        $ 4,493    $   846

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.................           2.70%      4.69%(C)
         After Reimbursement of Expenses by Advisor..................           1.65%      1.60%(C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.................          (0.30)%    (2.34)(C)
         After Reimbursement of Expenses by Advisor..................           0.67%      0.75%(C)

      Portfolio Turnover.............................................          50.98%      8.02%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.


The accompanying notes are an integral part of these financial statements.

                   Timothy Plan Large/Mid-Cap value Fund [20]

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP VALUE FUND - CLASS B SHARES
---------------------------------------------------------------------------------------------------------
                                                                                 year       period
                                                                                ended       ended
                                                                               12/31/00   12/31/99(B)
---------------------------------------------------------------------------------------------------------
      Per Share Operating Performance:
      Net Asset Value at Beginning of Period...........................         $  9.36    $ 10.00
                                                                               --------   --------

      Income from Investment Operations:
         Net Investment Income.........................................            0.01       0.02
         Net Realized and Unrealized Gain (Loss) on Investments........            1.28      (0.62)
                                                                               --------   --------
         Total from Investment Operations..............................            1.29      (0.60)
                                                                               --------   --------

      Less Distributions:
         Dividends from Realized Gains.................................           (0.02)     (0.02)
         Dividends from Net Investment Income..........................           (0.03)     (0.02)
                                                                               --------   --------
         Total Distributions...........................................           (0.05)     (0.04)
                                                                               --------   --------

      Net Asset Value at End of Year...................................         $ 10.60    $  9.36
                                                                               ========   ========

      Total Return(A)..................................................           13.73%     (4.78)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)..............................         $ 2,665    $   525

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor...................            3.45%      5.87%(C)
         After Reimbursement of Expenses by Advisor....................            2.40%      2.35%(C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor...................           (1.13)%    (2.34)(C)
         After Reimbursement of Expenses by Advisor....................           (0.08)%     1.15%(C)

      Portfolio Turnover...............................................           50.98%      8.02%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period July 15, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.


The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap Value Fund [21]

SCHEDULE OF INVESTMENTS
As of December 31, 2000

Bonds - 84.11%
------------------------------------------------------------------------------------------------------------
par value                                                                                     market value
------------------------------------------------------------------------------------------------------------
                  CONVERTIBLE CORPORATE BONDS - 2.09%
     25,000       Potomac Electric Power 5.00% 09/01/2002..................................    $    24,438
                                                                                               -----------
                  CORPORATE BONDS - 73.46%
     10,000       Allegiance Corp. 7.30% 10/15/2006.........................................        10,260
     25,000       Allied Signal, Inc. 6.02% 02/01/2008......................................        24,541
     25,000       American General Finance Corp. 7.25% 05/15/2005...........................        25,746
     25,000       Boeing/Rockwell Co. 6.625% 06/01/2005.....................................        25,373
     50,000       Consolidate Edison, Inc. 6.45% 12/01/2007.................................        49,023
     25,000       Cooper Industries 6.70% 09/22/2005........................................        24,768
     25,000       CSX Transportation 7.33% 06/01/2005.......................................        25,881
     50,000       Donaldson Lufkin Jenrette 5.875% 04/01/2002...............................        49,850
     45,000       DuPont EI Nemours 6.00% 03/06/2003........................................        45,229
     25,000       Florida Power & Light 6.00% 06/01/2008....................................        23,872
     50,000       Goldman Sachs Group 7.35% 07/30/2012......................................        51,144
     10,000       Household Finance Corp. 7.30% 07/30/2012..................................         9,855
     50,000       Kerr McGee Corp. 7.50% 05/15/2014.........................................        48,875
     25,000       Lehman Brothers Holdings, Inc. 6.625% 02/05/2006..........................        24,576
     25,000       Mellon Financial Co. 6.00% 03/01/2004.....................................        24,726
     50,000       National Rural Utilities Cooperative Finance Corp. 6.00% 01/15/2004.......        49,685
     25,000       Pennsylvania P & L  6.55% 03/01/2006......................................        24,882
     70,000       Pep Boys Manny Moe & Jack 7.00% 06/01/2005................................        43,931
     11,000       Public Serv Elctric & Gas Co. 6.25% 01/01/2007............................        10,838
     50,000       Southern Bell Telephone 6.00% 10/01/2004..................................        49,714
     50,000       Travelers Property & Casualty Corp. 6.75% 11/15/2006......................        50,776
     50,000       TRW, Inc. 6.25% 01/15/2010................................................        41,728
     25,000       Union Electric Co. 6.875% 08/01/2004......................................        25,355
     50,000       Union Texas Petrol 7.00% 04/15/2008.......................................        51,161
     50,000       US Leasing International 5.95% 10/15/2003.................................        49,255
                                                                                               -----------
                                                                                                   861,044
                                                                                               -----------
                  MUNICIPAL BONDS  - 8.56%
     25,000       Hydro-Quebec 7.375% 02/01/2003............................................        25,677
     50,000       Province of Manitoba 6.75% 03/01/2003.....................................        50,928
     25,000       Texas State University 6.41% 03/15/2009...................................        23,752
                                                                                               -----------
                                                                                                   100,357
                                                                                               -----------
                  Total Bonds (cost $998,557)...............................................       985,839
                                                                                               -----------

                  SHORT-TERM INVESTMENTS - 8.33%
     97,589       Firstar Bank Treasury Fund (cost $97,589).................................        97,589
                                                                                               -----------
                  TOTAL INVESTMENTS - 92.44% (identified cost $1,096,146)...................   $ 1,083,428
                                                                                               -----------
                  OTHER ASSETS AND LIABILITIES, NET - 7.56%.................................        88,616
                                                                                               -----------
                  NET ASSETS - 100.00%......................................................   $ 1,172,044
                                                                                               ===========

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Fixed Income Fund [22]

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS
----------------------------------------------------------------------------------------------------------------
                                                                                                      amount
----------------------------------------------------------------------------------------------------------------
      Investments in Securities at Value (identified cost $1,096,146) [NOTE 1].................  $ 1,083,428
      Cash.....................................................................................       68,181
      Receivables:
         Interest..............................................................................       17,707
         Fund Shares Sold......................................................................        1,498
         Due from Advisor......................................................................       10,237
         Other.................................................................................        2,601
                                                                                                 -----------

      Total Assets.............................................................................  $ 1,183,652
                                                                                                 ===========

LIABILITIES
----------------------------------------------------------------------------------------------------------------
                                                                                                      amount
----------------------------------------------------------------------------------------------------------------
      Accrued Expenses.........................................................................  $    11,469
      Tax Payable..............................................................................          140
                                                                                                 -----------

      Total Liabilities........................................................................  $    11,609
                                                                                                 ===========

NET ASSETS
----------------------------------------------------------------------------------------------------------------
                                                                                                      amount
----------------------------------------------------------------------------------------------------------------
      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 69,960
          shares outstanding)..................................................................  $   666,517
        Net Asset Value and Redemption price Per Class A Share ($666,517 / 69,960 shares)......  $      9.53
        Offering Price Per Share ($9.53 / 0.9575 ).............................................  $      9.95

      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 52,967
          shares outstanding)..................................................................  $   505,527
        Net Asset Value and Offering Price Per Class B Share ($505,527 / 52,967 shares)........  $      9.54
        Redemption Price Per Share ($9.54 X 0.95)..............................................  $     10.05

      Net Assets...............................................................................  $ 1,172,044
                                                                                                 ===========

SOURCES OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
                                                                                                      amount
----------------------------------------------------------------------------------------------------------------
      At December 31, 2000, Net Assets Consisted of:
        Paid-in Capital........................................................................  $ 1,194,060
        Net Accumulated Realized Gain (Loss) on Investments....................................       (9,299)
        Net Unrealized Appreciation (Depreciation) in Value of Investments.....................      (12,718)
                                                                                                 -----------

      Net Assets...............................................................................  $ 1,172,043
                                                                                                 ===========

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Fixed Income Fund [23]

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
                                                                                             amount
---------------------------------------------------------------------------------------------------
      Interest                                                                           $   46,228

      Total Investment Income                                                                46,228
                                                                                         ----------

EXPENSES
---------------------------------------------------------------------------------------------------
                                                                                             amount
---------------------------------------------------------------------------------------------------
      Investment Advisory Fees [NOTE 3]...............................................        5,620
      Transfer Agent Fees (Class A = $6,765, Class B = $10,175).......................       16,940
      Administration Fees.............................................................        4,500
      12b-1 Fess (Class A = $671, Class B = $3,327) [NOTE 3]..........................        3,998
      Accounting Fees.................................................................       19,262
      Registration Fees...............................................................        1,597
      Custodian Fees..................................................................        4,450
      Printing Expense................................................................        1,412
      Auditing Fees...................................................................        2,324
      Insurance Expense...............................................................          162
      Legal Expense...................................................................          971
      Service Fees - Class B..........................................................        1,087
      Miscellaneous Expense...........................................................        1,607
                                                                                         ----------

      Total Expenses..................................................................       63,930

      Expenses Waived and Reimbursed by Advisor [NOTE 3]..............................      (51,983)
                                                                                         ----------

      Total Net Expenses..............................................................       11,947
                                                                                         ----------

      Net Investment Income...........................................................       34,281
                                                                                         ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
---------------------------------------------------------------------------------------------------
                                                                                             amount
---------------------------------------------------------------------------------------------------
      Net Realized Gain (Loss) on Investments.........................................       (8,924)
      Change in Unrealized Appreciation (Depreciation) of Investments.................       (4,796)
                                                                                         ----------
      Net Realized and Unrealized Gain (Loss) on Investments..........................      (13,720)
                                                                                         ----------

      Increase (Decrease) in Net Assets Resulting from Operations.....................   $   20,561
                                                                                         ==========

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Fixed Income Fund [24]

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2000 and 1999

INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------
                                                                                           year ended     year ended
                                                                                         Dec. 31, 2000  Dec. 31, 1999*
----------------------------------------------------------------------------------------------------------------------
      Operations:
      Net Investment Income (Loss)...................................................     $    34,281     $     5,561
      Net Change in Unrealized Appreciation (Depreciation) of Investments............          (4,796)         (7,922)
      Net Realized Gain (Loss) on Investments........................................          (8,924)           (375)
                                                                                        -------------    ------------
      Increase (Decrease) in Net Assets (resulting from operations)..................          20,561          (2,736)
                                                                                        -------------    ------------

      Distributions to Shareholders:
      Net Income
        Class A......................................................................         (15,014)         (1,608)
        Class B......................................................................         (20,467)         (3,093)
        Class C......................................................................            (649)           (753)
                                                                                        -------------    ------------
      Total Net Decrease.............................................................         (36,130)         (5,454)
                                                                                        -------------    ------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
        Class A......................................................................         598,963         203,065
        Class B......................................................................         361,945         245,990
        Class C......................................................................          20,586          58,476
      Dividends Reinvested:
        Class A......................................................................          12,710           1,608
        Class B......................................................................          19,278           3,093
        Class C......................................................................             649             753
      Cost of Shares Redeemed:
        Class A......................................................................         (64,333)        (78,042)
        Class B......................................................................        (108,650)         (1,778)
        Class C......................................................................         (78,511)              -
                                                                                        -------------    ------------
      Increase (Decrease) in Net Assets (resulting from capital share transactions)..         762,637         433,165
                                                                                        -------------    ------------

      Total Increase (Decrease) in Net Assets........................................         747,068         424,975
                                                                                        =============    ============

      Net Assets:
      Beginning of Year..............................................................         424,975               -
                                                                                        -------------    ------------
      End of Period (Including undistributed net investment income of $0 and $107,
       respectively..................................................................     $ 1,172,043     $   424,975
                                                                                        =============    ============

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
        Class A......................................................................          62,671          20,270
        Class B......................................................................          37,579          24,671
        Class C......................................................................           2,152           5,850
      Shares Rinvested:
        Class A......................................................................           1,337             163
        Class B......................................................................           2,045             316
        Class C......................................................................              68              77
      Shares Redeemed:
        Class A......................................................................          (6,698)         (7,783)
        Class B......................................................................         (11,465)           (179)
        Class C......................................................................          (8,147)              -
                                                                                        -------------    ------------
      Net Increase (Decrease) in Number of Shares Outstanding........................          79,542          43,385
                                                                                        =============    ============

* Commencement of operations was July 14, 1999.

The accompanying notes are an integral part of these statements.

                      Timothy Plan Fixed Income Fund [25]

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES
-------------------------------------------------------------------------------------------------
                                                                         year       period
                                                                        ended       ended
                                                                      12/31/00    12/31/99 (B)
-------------------------------------------------------------------------------------------------
      Per Share Operating Performance:
      Net Asset Value, Beginning.................................       $  9.81    $ 10.00
                                                                       --------   --------
      Income from Investment Operations:
         Net Investment Income (Loss)............................          0.49       0.12
         Net Realized and Unrealized Gain (Loss) on Investments..         (0.27)     (0.18)
                                                                       --------   --------
         Total from Investment Operations........................          0.22      (0.06)
                                                                       --------   --------

      Less Distributions:
         Dividends from Realized Gains...........................             -          -
         Dividends from Net Investment Income....................         (0.50)     (0.13)
                                                                       --------   --------
         Total Distributions.....................................         (0.50)     (0.13)
                                                                       --------   --------

      Net Asset Value at End of Year.............................       $  9.53    $  9.81
                                                                       ========   ========

      Total Return (A)...........................................          2.32%     (0.42)%

      Ratios/Supplimental Data:

      Net Assets, End of Period (in 000s)........................       $   667    $   124

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.............          8.99%     13.92% (C)
         After Reimbursement of Expenses by Advisor..............          1.35%      1.35% (C)

      Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.............         (2.19)%    (9.88) (C)
         After Reimbursement of Expenses by Advisor..............          5.45%      2.70% (C)

      Portfolio Turnover.........................................         35.54%     21.25%


(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For the Period July 14, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Fixed Income Fund [26]

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES
------------------------------------------------------------------------------------------------------
                                                                      year          year
                                                                      ended         ended
                                                                     12/31/00    12/31/99 (B)
------------------------------------------------------------------------------------------------------
      Per Share Operating Performance:
      Net Asset Value, Beginning.................................     $   9.80    $ 10.00

      Income from Investment Operations:
         Net Investment Income (Loss)............................         0.45       0.15
         Net Realized and Unrealized Gain (Loss) on Investments..        (0.25)     (0.22)
                                                                     ---------   --------
         Total from Investment Operations........................         0.20      (0.07)
                                                                     ---------   --------

      Less Distributions:
         Dividends from Realized Gains...........................            -          -
         Dividends from Net Investment Income....................        (0.46)     (0.13)
                                                                     ---------   --------
         Total Distributions.....................................        (0.46)     (0.13)
                                                                     ---------   --------

      Net Asset Value at End of Year.............................     $   9.54    $  9.80
                                                                     =========   ========

      Total Return (A)...........................................         2.12%     (0.92)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)........................     $    506    $   243

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.............         9.74%     14.73% (C)
         After Reimbursement of Expenses by Advisor..............         2.10%      2.10% (C)

      Ratio of Net Investment Income to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.............        (2.94)%    (2.20) (C)
         After Reimbursement of Expenses by Advisor..............         4.70%     10.42% (C)

      Portfolio Turnover.........................................        35.54%     21.25%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For the Period August 5, 1999 (Commencement of Operations) to December 31, 1999.
(C) Annualized.

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Fixed Income Fund [27]

SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 81.12%
--------------------------------------------------------------------------------------------------------------------
number of shares                                                                                        market value
--------------------------------------------------------------------------------------------------------------------
                  AIR TRANSPORTATION, SCHEDULED - 2.31%
              400 Ryanair Holdings PLC * (a)....................................................        $     22,275
                                                                                                      --------------

                  BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 2.05%
              172 Abgenix, Inc. *...............................................................              10,159
               51 IDEC Pharmaceuticals Corp. *..................................................               9,668
                                                                                                      --------------
                                                                                                              19,827
                                                                                                      --------------
                  COMMUNICATION SERVICES - 0.40%
              292 SpectraSite Holdings, Inc. *..................................................               3,869
                                                                                                      --------------

                  DRILLING OIL & GAS WELLS - 5.77%
              407 Ensco International, Inc......................................................              13,863
              817 Global Marine, Inc. *.........................................................              23,182
              315 Nabors Industries, Inc. *.....................................................              18,632
                                                                                                      --------------
                                                                                                              55,677
                                                                                                      --------------
                  ELECTRIC & OTHER SERVICES COMBINED - 0.76%
              354 Montana Power Co..............................................................               7,346
                                                                                                      --------------

                  ELECTRIC COMPONENTS & ACCESSORIES - 1.10%
              404 SCI Systems, Inc. *...........................................................              10,656
                                                                                                      --------------

                  ELECTRIC SERVICES - 4.61%
              590 Calpine Corp. *...............................................................              26,587
              632 Mirant Corp. *................................................................              17,894
                                                                                                      --------------
                                                                                                              44,481
                                                                                                      --------------
                  HOSPITAL & MEDICAL SERVICE PLANS - 2.21%
              425 Lifepoint Hospitals Holdings, Inc. *..........................................              21,303
                                                                                                      --------------

                  INSURANCE AGENTS BROKERS & SERVICES - 1.78%
              370 First Health Group Corp. *....................................................              17,228
                                                                                                      --------------

                  PERSONAL CREDIT INSTITUTIONS - 2.99%
              390 Capital One Financial Corp....................................................              25,667
              120 Metris Companies, Inc.........................................................               3,158
                                                                                                      --------------
                                                                                                              28,825
                                                                                                      --------------
                  PHARMACEUTICAL PREPARATIONS - 13.33%
              181 Allergan, Inc.................................................................              17,523
              253 Andrx Group *.................................................................              14,642
              120 Cephalon, Inc. *..............................................................               7,597
              231 IVAX Corp. *..................................................................               8,847
              443 King Pharmaceuticals, Inc. *..................................................              22,898
              151 QLT, Inc. *...................................................................               4,228
              394 Teva Pharmaceutical Industries Ltd. (a).......................................              28,860
              338 Vertex Pharmaceuticals, Inc. *................................................              24,167
                                                                                                      --------------
                                                                                                             128,762
                                                                                                      --------------

The accompanying notes are an integral part of these financial statements.

                 The Timothy Plan Aggressive Growth Fund [28]

COMMON STOCKS - 81.12% (cont.)
--------------------------------------------------------------------------------------------------------------------
number of shares                                                                                        market value
--------------------------------------------------------------------------------------------------------------------
                  PRINTED CIRCUIT BOARDS - 0.85%
              325 Jabil Circuit, Inc. *..........................................................      $       8,247
                                                                                                      --------------

                  RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 0.85%
              260 Digital Lightwave, Inc. *......................................................              8,239
                                                                                                      --------------

                  RETAIL - VARIETY STORES - 0.78%
              309 Dollar Tree Stores, Inc. *.....................................................              7,570
                                                                                                      --------------

                  SEMICONDUCTORS & RELATED DEVICES - 6.63%
              200 Cree, Inc. *...................................................................              7,106
               78 Elantec Semiconductor, Inc. *..................................................              2,165
              404 Finisar Corp. *................................................................             11,716
              254 Integrated Device Technology, Inc. *...........................................              8,414
              136 QLogic Corp. *.................................................................             10,472
              618 TranSwitch Corp. *.............................................................             24,179
                                                                                                      --------------
                                                                                                              64,052
                                                                                                      --------------
                  SERVICES - ALLIED TO MOTION PICTURE DISTRIBUTION - 1.30%
              170 Macrovision Corp. *............................................................             12,583
                                                                                                      --------------

                  SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 3.88%
              203 Affymetrix, Inc. *.............................................................             15,111
              167 Celgene Corp. *................................................................              5,428
              137 Millenium Pharmaceuticals, Inc. *..............................................              8,477
              102 Myriad Genetics, Inc. *........................................................              8,440
                                                                                                      --------------
                                                                                                              37,456
                                                                                                      --------------
                  SERVICES - COMPUTER PROCESSING & DATA PREPARATION - 2.36%
              437 Bisys Group, Inc. *............................................................             22,779
                                                                                                      --------------

                  SERVICES - COMPUTER PROGRAMMING SERVICES - 4.41%
              383 Amdocs Ltd. *..................................................................             25,374
              193 WebMethods, Inc. *.............................................................             17,165
                                                                                                      --------------
                                                                                                              42,539
                                                                                                      --------------
                  SERVICES - ENGINEERING SERVICES - 1.34%
              123 PerkinElmer, Inc...............................................................             12,915
                                                                                                      --------------

                  SERVICES - MEDICAL LABORATORIES - 1.28%
               70 Laboratory Corporation of America Holdings *...................................             12,320
                                                                                                      --------------

                  SERVICES - PREPACKAGED SOFTWARE - 8.80%
              117 Ariba, Inc. *..................................................................              6,274
              140 Interwoven, Inc. *.............................................................              9,231
              451 Intuit, Inc. *.................................................................             17,786
              270 Macromedia, Inc. *.............................................................             16,402
              228 Mercury Interactive Corp. *....................................................             20,577
              377 Rational Software Corp. *......................................................             14,679
                                                                                                      --------------
                                                                                                              84,949
                                                                                                      --------------

The accompanying notes are an integral part of these financial statements.

                 The Timothy Plan Aggressive Growth Fund [29]

COMMON STOCKS - 81.12% (cont.)
---------------------------------------------------------------------------------------------------------------------
number of shares                                                                                        market value
---------------------------------------------------------------------------------------------------------------------
                  SERVICES - SPECIALTY OUTPATIENT FACILITIES - 1.97%
              186 Express Scripts, Inc. - Class A *.............................................       $      19,019
                                                                                                      ---------------

                  SURETY INSURANCE - 5.89%
              589 AMBAC Financial Group, Inc....................................................              34,346
              333 PMI Group, Inc................................................................              22,540
                                                                                                      ---------------
                                                                                                              56,886
                                                                                                      ---------------
                  TELEPHONE COMMUNICATIONS (NO RADIO TELEPHONE) - 0.41%
              338 Winstar Communications, Inc. *................................................               3,950
                                                                                                      ---------------

                  WHOLESALE - DRUGS PROPRIETARIES & DRUGGISTS' SUNDRIES - 3.06%
              585 AmeriSource Health Corp. - Class A *..........................................              29,542
                                                                                                      ---------------
                  Total Common Stocks (cost $811,860)...........................................             783,295
                                                                                                      ---------------

SHORT TERM INVESTMENTS - 25.43%
---------------------------------------------------------------------------------------------------------------------
number of shares                                                                                        market value
---------------------------------------------------------------------------------------------------------------------
          245,582 Firstar Bank Treasury Fund (cost $245,582)....................................             245,582
                                                                                                      --------------

                  TOTAL INVESTMENTS - 106.55% (identified cost $1,057,442)......................           1,028,877

                  LIABILITIES IN EXCESS OF OTHER ASSETS  - (6.55)%..............................             (63,261)
                                                                                                      --------------
                  NET ASSETS - 100.00%..........................................................           $ 965,616
                                                                                                      ==============

* Non-income producing securities
(a) American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

                 The Timothy Plan Aggressive Growth Fund [30]

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        amount
---------------------------------------------------------------------------------------------------------------------------------
      Investments in Securities at Value (identified cost $1,057,442) [NOTE 1]..................................  $   1,028,877
      Cash......................................................................................................         92,776
      Receivables:
         Interest...............................................................................................            605
         Dividends..............................................................................................             15
         Fund Shares Sold.......................................................................................          5,274
         Investments Sold.......................................................................................         20,181
         Due from Advisor.......................................................................................          7,848
         Commissions receivable from Advisor....................................................................          6,900
         Other..................................................................................................            417
                                                                                                                  -------------

      Total Assets..............................................................................................  $   1,162,893
                                                                                                                  =============

LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         amount
---------------------------------------------------------------------------------------------------------------------------------
      Payable for Fund Shares Redeemed..........................................................................  $         287
      Payable for Investments Purchased.........................................................................        190,448
      Accrued Expenses..........................................................................................          6,542
                                                                                                                  -------------

      Total Liabilities.........................................................................................  $     197,277
                                                                                                                  =============

NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         amount
---------------------------------------------------------------------------------------------------------------------------------
      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 85,900 shares outstanding)...  $     717,192
        Net Asset Value and Redemption price Per Class A Share ($717,192 / 85,900 shares).......................  $        8.35
        Offering Price Per Share ($8.35 / 0.945)................................................................  $        8.84
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 29,776 shares outstanding)...  $     248,424
        Net Asset Value and Offering Price Per Class B Share ($248,424 / 29,776 shares).........................  $        8.34
        Maximum Redemption Price Per Class B Share ($8.34 x 0.95)...............................................  $        7.92

      Net Assets................................................................................................  $     965,616
                                                                                                                  =============

SOURCES OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         amount
---------------------------------------------------------------------------------------------------------------------------------
      At December 31, 2000, Net Assets Consisted of:
        Paid-in Capital.........................................................................................  $   1,037,926
        Accumulated Net Realized Loss on Investments............................................................        (43,745)
        Net Unrealized Depreciation in Value of Investments.....................................................        (28,565)
                                                                                                                  -------------

      Net Assets................................................................................................  $     965,616
                                                                                                                  =============

The accompanying notes are an integral part of these financial statements.

                   Timothy Plan Aggressive Growth Fund [31]

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2000 *

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
                                                                                                  amount
------------------------------------------------------------------------------------------------------------
      Interest........................................................................    $        1,265
      Dividends.......................................................................                36
                                                                                         ---------------

      Total Investment Income.........................................................             1,301
                                                                                         ---------------

EXPENSES
------------------------------------------------------------------------------------------------------------
                                                                                                  amount
------------------------------------------------------------------------------------------------------------
      Investment Advisory Fees [NOTE 3]...............................................               856
      Transfer Agent Fees (Class A =$2,791 , Class B = $339)..........................             3,130
      Accounting Fees.................................................................             3,130
      Custodian Fees..................................................................               800
      Administration Fees.............................................................               712
      Auditing Fees...................................................................               444
      12b-1 Fess (Class A =$224, Class B =$82) [NOTE 3]...............................               306
      Registration Fees...............................................................                84
      Service Fees  [NOTE 3]..........................................................                27
      Miscellaneous Expense...........................................................               913
                                                                                         ---------------

      Total Expenses..................................................................            10,402

      Expenses Waived and Reimbursed by Advisor [NOTE 3]..............................            (8,709)
                                                                                         ---------------

      Total Net Expenses..............................................................             1,693
                                                                                         ---------------

      Net Investment Loss.............................................................              (392)
                                                                                         ---------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
------------------------------------------------------------------------------------------------------------
                                                                                                  amount
------------------------------------------------------------------------------------------------------------
      Net Realized Loss on Investments................................................           (43,745)
      Change in Unrealized Depreciation of Investments................................           (28,565)
                                                                                         ---------------
      Net Realized and Unrealized Loss on Investments.................................           (72,310)
                                                                                         ---------------

      Decrease in Net Assets Resulting from Operations................................    $      (72,702)
                                                                                         ===============

*Commencement of operations was October 4, 2000.

The accompanying notes are an integral part of these financial statements.

                   Timothy Plan Aggressive Growth Fund [32]

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2000 *


INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------------------------
                                                                                    period ended
                                                                                   Dec. 31, 2000 *
--------------------------------------------------------------------------------------------------
      Operations:
      Net Investment Loss........................................................     $      (392)
      Net Change in Unrealized Depreciation of Investments.......................         (28,565)
      Net Realized Loss on Investments...........................................         (43,745)
                                                                                     ------------
      Decrease in Net Assets (resulting from operations).........................         (72,702)
                                                                                     ------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A.................................................................         817,694
         Class B.................................................................         251,508
      Cost of Shares Redeemed:
         Class A.................................................................         (24,834)
         Class B.................................................................          (6,050)
                                                                                     ------------
      Increase in Net Assets (resulting from capital share transactions).........       1,038,318
                                                                                     ------------

      Total Increase in Net Assets...............................................         965,616

      Net Assets:
      Beginning of Period........................................................               -
                                                                                     ------------
      End of Period..............................................................     $   965,616
                                                                                     ============

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A.................................................................          88,394
         Class B.................................................................          30,381
      Shares Redeemed:
         Class A.................................................................          (2,494)
         Class B.................................................................            (605)
                                                                                     ------------
      Net Increase in Number of Shares Outstanding...............................         115,676
                                                                                     ============

*Commencement of operations was October 4, 2000.

The accompanying notes are an integral part of these financial statements.

                   Timothy Plan Aggressive Growth Fund [33]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS A SHARES
-------------------------------------------------------------------------------------------------------------
                                                                                                   period
                                                                                                    ended
                                                                                                 12/31/00(D)
-------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
      Net Asset Value at Beginning of Period................................................      $    10.00
                                                                                                 -----------

      Income from Investment Operations:
         Net Investment Loss................................................................            0.00
         Net Realized and Unrealized Loss on Investments....................................           (1.65)
                                                                                                 -----------
         Total from Investment Operations...................................................           (1.65)
                                                                                                 -----------

      Less Distributions:
         Dividends from Realized Gains......................................................            0.00
         Dividends from Net Investment Income...............................................            0.00
                                                                                                 -----------
         Total Distributions................................................................            0.00
                                                                                                 -----------

      Net Asset Value at End of Period......................................................      $     8.35
                                                                                                 ===========

      Total Return (A) (B)..................................................................          (16.50)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)...................................................      $      717

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor........................................           10.20% (C)
         After Reimbursement of Expenses by Advisor.........................................            1.60% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor........................................           (8.91) (C)
         After Reimbursement of Expenses by Advisor.........................................           (0.31) (C)

      Portfolio Turnover....................................................................           19.00%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C) Annualized
(D) For The Period October 4, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

                   Timothy Plan Aggressive Growth Fund [34]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS B SHARES
----------------------------------------------------------------------------------------------
                                                                                  period
                                                                                   ended
                                                                                 12/31/00 (D)
----------------------------------------------------------------------------------------------
Per Share Operating Performance:
      Net Asset Value at Beginning of Period................................     $    10.00
                                                                                -----------

      Income from Investment Operations:
         Net Investment Loss................................................           0.00
         Net Realized and Unrealized Loss on Investments ...................          (1.66)
                                                                                -----------
         Total from Investment Operations...................................          (1.66)
                                                                                -----------

      Less Distributions:
         Dividends from Realized Gains......................................           0.00
         Dividends from Net Investment Income...............................           0.00
                                                                                -----------
         Total Distributions................................................           0.00
                                                                                ------------

      Net Asset Value at End of Period......................................     $     8.34
                                                                                ===========

      Total Return (A) (B)..................................................         (16.60)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)...................................     $      248

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor........................          10.95% (C)
         After Reimbursement of Expenses by Advisor.........................           2.35% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor........................          (9.66) (C)
         After Reimbursement of Expenses by Advisor.........................          (1.06) (C)

      Portfolio Turnover....................................................          19.00%


(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C) Annualized
(D) For The Period October 6, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

                   Timothy Plan Aggressive Growth Fund [35]

SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 87.57%
----------------------------------------------------------------------------------------------------------
number of shares                                                                              market value
----------------------------------------------------------------------------------------------------------
                  BEVERAGES - 4.54%
           1,825  PepsiCo, Inc...........................................................     $     90,452
                                                                                             -------------

                  BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 6.33%
           1,225  Amgen, Inc. *..........................................................           78,323
           1,000  MedImmune, Inc. *......................................................           47,688
                                                                                             -------------
                                                                                                   126,011
                                                                                             -------------
                  COMPUTER COMMUNICATIONS EQUIPMENT - 2.22%
             350  Juniper Networks, Inc. *...............................................           44,122
                                                                                             -------------

                  ELECTRONIC CONNECTORS - 2.90%
           1,625  Molex, Inc. ...........................................................           57,688
                                                                                             -------------

                  FIRE, MARINE & CASUALTY INSURANCE - 3.22%
             650  American International Group, Inc. ....................................           64,066
                                                                                             -------------

                  GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 3.69%
           1,325  Tyco International Ltd. ...............................................           73,537
                                                                                             -------------

                  PERSONAL CREDIT INSTITUTIONS - 3.22%
             975  Capital One Financial Corp. ...........................................           64,167
                                                                                             -------------

                  PHARMACEUTICAL PREPARATIONS - 6.39%
             500  Forest Laboratories, Inc. *............................................           66,438
             650  Merck & Co., Inc. .....................................................           60,856
                                                                                             -------------
                                                                                                   127,294
                                                                                             -------------
                  PRINTED CIRCUIT BOARDS - 3.23%
           1,900  Solectron Corp. *......................................................           64,410
                                                                                             -------------

                  RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 2.57%
           1,175  Nokia Corp. (a)........................................................           51,112
                                                                                             -------------

                  RETAIL-DRUG STORES & PROPRIETARY STORES - 4.73%
           2,250  Walgreen Co. ..........................................................           94,078
                                                                                             -------------

                  RETAIL-LUMBER & OTHER BUILDING MATERIALS DEALERS - 2.18%
             950  Home Depot, Inc. ......................................................           43,403
                                                                                             -------------

                  RETAIL-VARIETY STORES - 3.74%
           1,400  Wal-Mart Stores, Inc. .................................................           74,375
                                                                                             -------------

                  SEMICONDUCTORS AND RELATED DEVICES - 8.82%
           1,025  Broadcom Corp. - Class A *.............................................           86,100
             400  JDS Uniphase Corp. *...................................................           16,675
             925  PMC-Sierra, Inc. *.....................................................           72,728
                                                                                             -------------
                                                                                                   175,503
                                                                                             -------------

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap Growth Fund [36]

SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 87.57% (Cont.)
----------------------------------------------------------------------------------------------------------
number of shares                                                                              market value
----------------------------------------------------------------------------------------------------------
                  SERVICES-COMPUTER INTEGRATED SYSTEMS DESIGN - 2.71%
             840  Network Appliance, Inc. *.....................................              $     53,917
                                                                                             -------------

                  SERVICES-COMPUTER PROCESSING AND DATA PREPARATION - 4.13%
           1,300  Automatic Data Processing, Inc. ..............................                    82,306
                                                                                             -------------

                  SERVICES-COMPUTER PROGRAMMING SERVICES - 4.33%
           1,300  Amdocs Ltd. *.................................................                    86,125
                                                                                             -------------

                  SERVICES-ENGINEERING ACCOUNTING RESEARCH, MANAGEMENT -  2.26%
             925  Paychex, Inc. ................................................                    44,978
                                                                                             -------------

                  SERVICES-PREPACKAGED SOFTWARE - 3.46%
             300  Check Point Software Technologies Ltd. *......................                    40,069
             425  Siebel Systems, Inc. *........................................                    28,741
                                                                                             -------------
                                                                                                    68,810
                                                                                             -------------
                  STATE COMMERCIAL BANKS - 3.28%
             525  State Street Corp. ...........................................                    65,210
                                                                                             -------------

                  SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 5.25%
           1,000  Guidant Corp. *...............................................                    53,938
           1,000  Stryker Corp. ................................................                    50,590
                                                                                             -------------
                                                                                                   104,528
                                                                                             -------------
                  TELEPHONE & TELEGRAPH APPARATUS - 1.12%
             275  Ciena Corp. *.................................................                    22,344
                                                                                             -------------

                  WHOLESALE-DRUGS PROPRIETARIES & DRUGGISTS' SUNDRIES - 3.25%
             650  Cardinal Health, Inc. ........................................                    64,756
                                                                                             -------------

                  Total Common Stocks (cost $1,806,417).........................                 1,743,192
                                                                                             -------------
SHORT-TERM INVESTMENTS - 18.69%
----------------------------------------------------------------------------------------------------------
number of shares                                                                              market value
----------------------------------------------------------------------------------------------------------
         371,954  Firstar Bank Treasury Fund (cost $371,954)....................                   371,954
                                                                                             -------------

                  TOTAL INVESTMENTS - 106.26% (identified cost $2,178,371)......                 2,115,146

                  LIABILITIES IN EXCESS OF OTHER ASSETS - (6.26)%...............                  (124,639)
                                                                                             -------------

                  NET ASSETS - 100.00%..........................................              $  1,990,507
                                                                                             =============

*Non-income producing securities
(a) American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

                Timothy Plan Large/Mid-Cap Growth Fund [37]

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS
---------------------------------------------------------------------------------------------------------------
                                                                                                      amount
---------------------------------------------------------------------------------------------------------------
      Investments in Securities at Value (identified cost $2,178,371) [NOTE 1].............   $    2,115,146
      Cash.................................................................................          180,351
      Receivables:
         Interest..........................................................................            1,209
         Dividends.........................................................................              611
         Fund Shares Sold..................................................................            9,010
         Fund Shares Commisions............................................................           10,229
         Due from Advisor..................................................................            6,671
                                                                                             ---------------

      Total Assets.........................................................................   $    2,323,227
                                                                                             ===============

LIABILITIES
---------------------------------------------------------------------------------------------------------------
                                                                                                      amount
---------------------------------------------------------------------------------------------------------------
      Payable for Investments Purchased....................................................   $      323,205
      Accrued Expenses.....................................................................            9,515
                                                                                             ---------------

      Total Liabilities....................................................................   $      332,720
                                                                                             ===============

NET ASSETS
---------------------------------------------------------------------------------------------------------------
                                                                                                      amount
---------------------------------------------------------------------------------------------------------------
      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest
        authorized; 164,085 shares outstanding)............................................   $    1,547,009
        Net Asset Value and Redemption price Per Class A Share
        ($1,547,009/164,085 shares)........................................................   $         9.43
        Offering Price Per Share ($9.43/ 0.945)............................................   $         9.98
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest
        authorized; 47,107 shares outstanding).............................................   $      443,498
        Net Asset Value and Offering Price Per Class B Share ($443,498/47,107 shares)......   $         9.41
        Maximum Redemption Price Per Class B Share ($9.41 x 0.95 ).........................   $         8.94

      Net Assets...........................................................................   $    1,990,507
                                                                                              ==============

SOURCES OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
                                                                                                      amount
---------------------------------------------------------------------------------------------------------------
      At December 31, 2000, Net Assets Consisted of:
        Paid-in Capital....................................................................   $    2,055,495
        Accumulated Net Realized Loss on Investments.......................................           (1,763)
        Net Unrealized Depreciation in Value of Investments................................          (63,225)
                                                                                             ---------------

      Net Assets...........................................................................   $    1,990,507
                                                                                             ===============

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap Growth Fund [38]

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2000 *

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
                                                                                                  amount
------------------------------------------------------------------------------------------------------------
      Interest........................................................................     $       2,704
      Dividends.......................................................................               649
                                                                                         ---------------

      Total Investment Income.........................................................             3,353
                                                                                         ---------------

EXPENSES
------------------------------------------------------------------------------------------------------------
                                                                                                  amount
------------------------------------------------------------------------------------------------------------
      Investment Advisory Fees [NOTE 3]...............................................             1,811
      Transfer Agent Fees (Class A = $2,677 , Class B = $448 )........................             3,125
      Administration Fees.............................................................             1,065
      12b-1 Fess (Class A = $456, Class B = $229) [NOTE 3]............................               685
      Accounting Fees.................................................................             3,125
      Service Fees (Class B)..........................................................                76
      Custodian Fees..................................................................               852
      Auditing Fees...................................................................               473
      Miscellaneous Expense...........................................................               911
                                                                                         ---------------

      Total Expenses..................................................................            12,123

      Expenses Waived and Reimbursed by Advisor [NOTE 3]..............................            (8,486)
                                                                                        ----------------

      Total Net Expenses..............................................................             3,637
                                                                                         ---------------

      Net Investment Loss.............................................................              (284)
                                                                                         ---------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
------------------------------------------------------------------------------------------------------------
                                                                                                  amount
------------------------------------------------------------------------------------------------------------
      Net Realized Loss on Investments................................................            (1,763)
      Change in Unrealized Depreciation of Investments................................           (63,225)
                                                                                         ----------------
      Net Realized and Unrealized Loss on Investments.................................           (64,988)
                                                                                         ----------------

      Decrease in Net Assets Resulting from Operations................................     $     (65,272)
                                                                                         ================

* Commenced operations on October 5, 2000.

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap Growth Fund [39]

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2000 *

INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                                                      period ended
                                                                                      Dec. 31, 2000 *
-----------------------------------------------------------------------------------------------------
      Operations:
      Net Investment Loss                                                             $      (284)
      Net Change in Unrealized Depreciation of Investments                                (63,225)
      Net Realized Loss on Investments...........................................          (1,763)
                                                                                     -------------
      Decrease in Net Assets (resulting from operations).........................         (65,272)
                                                                                     -------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A.................................................................       1,607,594
         Class B.................................................................         449,147
      Cost of Shares Redeemed:
         Class A.................................................................            (962)
         Class B.................................................................               -
                                                                                     ------------
      Increase in Net Assets (resulting from capital share transactions).........       2,055,779
                                                                                     ------------

      Total Increase in Net Assets...............................................       1,990,507

      Net Assets:
      Beginning of Period........................................................               -
                                                                                     ------------
      End of Period..............................................................     $ 1,990,507
                                                                                     ============

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A.................................................................         164,182
         Class B.................................................................          47,107
      Shares Redeemed:
         Class A.................................................................             (97)
         Class B.................................................................               -
                                                                                     ------------
      Net Increase in Number of Shares Outstanding...............................         211,192
                                                                                     ============

* Commenced operations on October 5, 2000.


The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap Growth Fund [40]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES
--------------------------------------------------------------------------------------------
                                                                                period
                                                                                 ended
                                                                               12/31/00 (D)
--------------------------------------------------------------------------------------------
      Per Share Operating Performance:
      Net Asset Value at Beginning of Period..............................       $ 10.00
                                                                                --------

      Income from Investment Operations:
         Net Investment Loss..............................................          0.00
         Net Realized and Unrealized Loss on Investments..................         (0.57)
                                                                                --------
         Total from Investment Operations.................................         (0.57)
                                                                                --------

      Less Distributions:
         Dividends from Realized Gains....................................          0.00
         Dividends from Net Investment Income.............................          0.00
                                                                                --------
         Total Distributions                                                        0.00
                                                                                --------

      Net Asset Value at End of Period....................................       $  9.43
                                                                                ========

      Total Return (A)(B).................................................         (5.69)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s).................................       $ 1,547

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.......................         5.55% (C)
         After Reimbursement of Expenses by Advisor........................         1.60% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.......................        (3.98)% (C)
         After Reimbursement of Expenses by Advisor........................        (0.03)% (C)

      Portfolio Turnover...................................................         4.46%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For periods of less than a full year, the total return is not annualized.
(C) Annualized
(D) For the period October 5, 2000 (commencement of operations) to December 31, 2000.


The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap Growth Fund [41]

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES
----------------------------------------------------------------------------------------
                                                                             period
                                                                              ended
                                                                            12/31/00 (D)
----------------------------------------------------------------------------------------
      Per Share Operating Performance:
      Net Asset Value at Beginning of Period..............................    $ 10.00
                                                                             --------

      Income from Investment Operations:
         Net Investment Loss..............................................      (0.01)
         Net Realized and Unrealized Loss on Investments..................      (0.58)
                                                                             --------
         Total from Investment Operations.................................      (0.59)
                                                                             --------

      Less Distributions:
         Dividends from Realized Gains....................................       0.00
         Dividends from Net Investment Income.............................       0.00
                                                                             --------
         Total Distributions..............................................       0.00
                                                                             --------

      Net Asset Value at End of Period....................................    $  9.41
                                                                             ========

      Total Return (A)(B)..................................................     (5.89)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)..................................   $   444

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.......................      6.30% (C)
         After Reimbursement of Expenses by Advisor........................      2.35% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.......................     (4.73)%(C)
         After Reimbursement of Expenses by Advisor........................     (0.78)%(C)

      Portfolio Turnover...................................................      4.46%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For periods of less than a full year, the total return is not annualized.
(C) Annualized
(D) For the period October 9, 2000 (Commencement of operations) to December 31, 2000.


The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Large/Mid-Cap Growth Fund [42]

SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 93.66%
----------------------------------------------------------------------------------------------------------
number of shares                                                                             market value
----------------------------------------------------------------------------------------------------------
     30,811       Timothy Aggressive Growth Fund.........................................     $   257,274
     47,717       Timothy Large/Mid-Cap Growth Fund......................................         449,968
     30,027       Timothy Large/Mid-Cap Value Fund.......................................         325,195
     19,173       Timothy Small Cap Value Fund...........................................         241,775
                                                                                              -----------

                  TOTAL INVESTMENTS - 93.66% (identified cost $1,310,593)................       1,274,212

                  OTHER ASSETS IN EXCESS OF LIABILITIES - 6.34%..........................          86,250
                                                                                              -----------

                  NET ASSETS - 100.00%...................................................     $ 1,360,462
                                                                                              ===========

The accompanying notes are an integral part of these financial statements.

                    Timothy Plan Strategic Growth Fund [43]

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         amount
-----------------------------------------------------------------------------------------------------------------------------------
      Investments in Securities at Value (identified cost 1,310,593 ) [NOTE 1]...................................      $ 1,274,212
      Cash.......................................................................................................           77,760
      Receivables:
         Dividends...............................................................................................           20,859
         Due from Advisor........................................................................................            9,113
         Commission Receivable due from Advisor..................................................................            2,774
         Other...................................................................................................              666
                                                                                                                       -----------

      Total Assets...............................................................................................      $ 1,385,384
                                                                                                                       ===========

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         amount
-----------------------------------------------------------------------------------------------------------------------------------
      Payable for Investments Purchased..........................................................................      $    20,000
      Accrued Expenses...........................................................................................            4,922
                                                                                                                       -----------

      Total Liabilities..........................................................................................      $    24,922
                                                                                                                       ===========

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         amount
-----------------------------------------------------------------------------------------------------------------------------------
      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 47,462 shares outstanding)....      $   456,289
        Net Asset Value and Redemption price Per Class A Share ($456,289 / 47,462 shares).......................       $      9.61
        Offering Price Per Share ($9.61 / .945)..................................................................      $     10.17
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 94,129 shares outstanding)....      $   904,173
        Net Asset Value and Offering Price Per Class B Share ($904,173  / 94,129 shares)........................       $      9.61
        Maximum Redemption Price Per Class B Share ($9.61 x 0.95)................................................      $      9.13

      Net Assets.................................................................................................      $ 1,360,462
                                                                                                                       ===========

SOURCES OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         amount
-----------------------------------------------------------------------------------------------------------------------------------
      At December 31, 2000, Net Assets Consisted of:
        Paid-in Capital..........................................................................................      $ 1,378,506
        Net Accumulated Realized Gain on Investments.............................................................           18,337
        Net Unrealized Depreciation in Value of Investments......................................................          (36,381)
                                                                                                                       -----------

      Net Assets.................................................................................................      $ 1,360,462
                                                                                                                       ===========

The accompanying notes are an integral part of these financial statements.

                   Timothy Plan Strategic Growth Fund [44]

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2000 *

INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
                                                                                                  amount
----------------------------------------------------------------------------------------------------------
      Interest..........................................................................    $         54
      Dividends.........................................................................             885
                                                                                            ------------

      Total Investment Income...........................................................             939
                                                                                            ------------

EXPENSES
----------------------------------------------------------------------------------------------------------
                                                                                                  amount
----------------------------------------------------------------------------------------------------------
      Investment Advisory Fees [NOTE 3].................................................             237
      Accounting Fees...................................................................           3,291
      Transfer Agent Fees (Class A = $1,342, Class B = $2,721)..........................           4,063
      12b-1 Fess (Class A = $126, Class B = $807)  [NOTE 3].............................             933
      Custodian Fees....................................................................             898
      Pricing Fees......................................................................             898
      Administration Fees...............................................................             748
      Auditing Fees.....................................................................             498
      Service Fees (Class B ) [NOTE 3]..................................................             269
      Miscellaneous Expense.............................................................              62
                                                                                            ------------

      Total Expenses....................................................................          11,897

      Expenses Waived and Reimbursed by Advisor [NOTE 3]................................          (9,113)
                                                                                            ------------

      Total Net Expenses................................................................           2,784
                                                                                            ------------

      Net Investment Loss...............................................................          (1,845)
                                                                                            ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
                                                                                                  amount
----------------------------------------------------------------------------------------------------------
      Net Realized Gain on Investments..................................................             209
      Capital Gain Distributions from Other Investment Companies........................          19,973
      Change in Unrealized Depreciation of Investments..................................         (36,381)
                                                                                            ------------
      Net Realized and Unrealized Loss on Investments...................................         (16,199)
                                                                                            ------------

      Decrease in Net Assets Resulting from Operations..................................    $    (18,044)
                                                                                            ============

*Commencement of operations was October 5, 2000.

The accompanying notes are an integral part of these financial statements.

                   Timothy Plan Strategic Growth Fund [45]

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2000 *

INCREASE IN NET ASSETS
-----------------------------------------------------------------------------------------------
                                                                                 period ended
                                                                                Dec. 31, 2000 *
-----------------------------------------------------------------------------------------------
      Operations:
      Net Investment Loss....................................................    $     (1,845)
      Net Change in Unrealized Depreciation of Investments...................         (36,381)
      Capital Gain Distributions from Other Investment Companies.............          19,973
      Net Realized Gain on Investments.......................................             209
                                                                                 ------------
      Decrease in Net Assets (resulting from operations).....................         (18,044)
                                                                                 ------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A ............................................................         455,732
         Class B.............................................................         922,774
                                                                                 ------------
      Increase in Net Assets (resulting from capital share transactions).....       1,378,506
                                                                                 ------------

      Total Increase in Net Assets...........................................       1,360,462

      Net Assets:
      Beginning of period....................................................               -
                                                                                 ------------
      End of period..........................................................       1,360,462
                                                                                 ============


      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold:
         Class A.............................................................          47,462
         Class B.............................................................          94,129
                                                                                 ------------
      Net Increase in Number of Shares Outstanding...........................         141,591
                                                                                 ============

*Commencement of operations was October 5, 2000.


The accompanying notes are an integral part of these financial statements.

                    Timothy Plan Strategic Growth Fund [46]

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES
----------------------------------------------------------------------------------
                                                                       period
                                                                       ended
                                                                      12/31/00 (D)
----------------------------------------------------------------------------------
      Per Share Operating Performance:
      Net Asset Value at Beginning of Period.........................  $ 10.00
                                                                      --------

      Income from Investment Operations:
         Net Investment Loss.........................................    (0.01)
         Net Realized and Unrealized Loss on Investments.............    (0.38)
                                                                      --------
         Total from Investment Operations............................    (0.39)
                                                                      --------

      Net Asset Value at End of Period...............................  $  9.61
                                                                      ========

      Total Return (A) (B)...........................................    (3.90)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)............................  $   456

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor..................    6.80% (C)
         After Reimbursement of Expenses by Advisor...................    1.25% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor..................   (6.22)(C)
         After Reimbursement of Expenses by Advisor...................   (0.67)(C)

      Portfolio Turnover..............................................    0.30%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C) Annualized
(D) For the Period October 5, 2000 (commencement of operations) to December 31, 2000.


The accompanying notes are an integral part of these financial statements.

                    Timothy Plan Strategic Growth Fund [47]

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES
---------------------------------------------------------------------------------------------
                                                                                 period
                                                                                 ended
                                                                                12/31/00 (D)
---------------------------------------------------------------------------------------------
      Per Share Operating Performance:
      Net Asset Value at Beginning of Period...............................      $ 10.00
                                                                                --------

      Income from Investment Operations:
         Net Investment Loss................................................       (0.03)
         Net Realized and Unrealized Loss on Investments....................       (0.36)
                                                                                --------
         Total from Investment Operations...................................       (0.39)
                                                                                --------

      Net Asset Value at End of Period......................................     $  9.61
                                                                                ========

      Total Return (A) (B)..................................................       (3.90)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)...................................     $   904

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor........................        7.55% (C)
         After Reimbursement of Expenses by Advisor.........................        2.00% (C)

      Ratio of Net Investment Loss to Average Net Assets:
         Before Reimbursement of Expenses by Advisor........................       (6.97) (C)
         After Reimbursement of Expenses by Advisor.........................       (1.42) (C)

      Portfolio Turnover....................................................        0.30%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For Periods Of Less Than A Full Year, The Total Return is Not Annualized
(C) Annualzied
(D) For the Period October 9, 2000 (commencement of operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

                    Timothy Plan Strategic Growth Fund [48]

SCHEDULE OF INVESTMENTS
As of December 31, 2000

COMMON STOCKS - 94.31%
----------------------------------------------------------------------------------------------------------
number of shares                                                                             market value
----------------------------------------------------------------------------------------------------------
      8,821       Timothy Aggressive Growth Fund..........................................    $    73,659
     19,511       Timothy Fixed Income Fund...............................................        185,941
     19,520       Timothy Large/Mid-Cap Growth Fund.......................................        184,073
     17,199       Timothy Large/Mid-Cap Value Fund........................................        186,269
      8,228       Timothy Small Cap Value Fund............................................        103,753
                                                                                             -------------

                  TOTAL INVESTMENTS - 94.31% (identified cost $736,871)...................        733,695

                  OTHER ASSETS AND LIABILITIES, NET - 5.69%...............................         44,263
                                                                                             -------------

                  NET ASSETS - 100.00%....................................................    $   777,958
                                                                                             =============

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Conservative Growth Fund [49]

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      Investments in Securities at Value (identified cost $736,871) [NOTE 1].............     $      733,695
      Cash...............................................................................             37,298
      Receivables:
        Dividends........................................................................             11,271
        Due from Advisor.................................................................              8,889
        Investments Sold.................................................................              2,643
        Commission Receivable from Advisor...............................................                600
                                                                                             ----------------

      Total Assets.......................................................................     $      794,396
                                                                                             ================

LIABILITIES
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      Payable for Investments Purchased..................................................     $       12,643
      Accrued Expenses...................................................................              3,795
                                                                                             ----------------

      Total Liabilities..................................................................     $       16,438
                                                                                             ---------------

NET ASSETS
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      Class A Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest
         authorized; 29,782 shares outstanding)..........................................     $      297,104
        Net Asset Value and Redemption price Per Class A Share ($297,104
         /29,782 shares).................................................................     $         9.98
        Offering Price Per Share ($9.98 / .945)..........................................     $        10.56
      Class B Shares:
        Net Assets (unlimited shares of $0.001 par beneficial interest
         authorized; 48,287 shares outstanding)..........................................     $      480,854
        Maximum Redemption Price Per Share ($9.96 x 0.95)................................     $         9.46
        Net Asset Value and Offering Price Per Class B Share ($480,854 / 48,287 shares)..     $         9.96


      Net Assets.........................................................................     $      777,958
                                                                                             ================

SOURCES OF NET ASSETS
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      At December 31, 2000, Net Assets Consisted of:
        Paid-in Capital..................................................................     $      771,422
        Undistributed Net Investment Income..............................................                841
        Accumulated Net Realized Gain on Investments.....................................              8,871
        Net Unrealized Depreciation in Value of Investments..............................             (3,176)
                                                                                             ----------------

      Net Assets.........................................................................     $      777,958
                                                                                             ================

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Conservative Growth Fund [50]

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2000 *

INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
                                                                                                            amount
-------------------------------------------------------------------------------------------------------------------
      Interest......................................................................................   $        59
      Dividends.....................................................................................         2,487


                                                                                                       ------------

      Total Investment Income.......................................................................         2,546
                                                                                                       ------------

EXPENSES
-------------------------------------------------------------------------------------------------------------------
                                                                                                            amount
-------------------------------------------------------------------------------------------------------------------
      Investment Advisory Fees [NOTE 3].............................................................           147
      Transfer Agent Fees (Class A =$1,469, Class B =$2,378)........................................         3,847
      Administration Fees...........................................................................         1,106
      12b-1 Fess (Class A =$71, Class B =$524) [NOTE 3].............................................           595
      Accounting Fees...............................................................................         3,255
      Custodian Fees................................................................................           592
      Auditing Fees.................................................................................           329
      Servicing Fees (Class B = $175) [NOTE 3]......................................................           175
      Miscellaneous Expense.........................................................................           548
                                                                                                       ------------

      Total Expenses................................................................................        10,594

      Expenses Waived and Reimbursed by Advisor [NOTE 3]............................................        (8,889)
                                                                                                       ------------

      Total Net Expenses............................................................................         1,705
                                                                                                       ------------

      Net Investment Income.........................................................................           841
                                                                                                       ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
                                                                                                            amount
-------------------------------------------------------------------------------------------------------------------
      Net Realized Gain on Investments..............................................................            87
      Capital Gain Distributions from Other Investment Companies....................................         8,784
      Change in Unrealized Depreciation of Investments..............................................        (3,176)
                                                                                                       ------------
      Net Realized and Unrealized Gain on Investments...............................................         5,695
                                                                                                       ------------

      Increase in Net Assets Resulting from Operations..............................................   $     6,536
                                                                                                       ============

* Commencement of operations was October 5, 2000.


The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Conservative Growth Fund [51]

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2000 *

INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------------------------------------------
                                                                                            period ended
                                                                                           Dec. 31, 2000 *
---------------------------------------------------------------------------------------------------------
      Operations:
      Net Investment Income.............................................................    $       841
      Net Change in Unrealized Depreciation of Investments..............................         (3,176)
      Capital Gain Distributions From Other Investment Companies........................          8,784
      Net Realized Gain on Investments..................................................             87
                                                                                           -------------
      Increase in Net Assets (resulting from operations)................................          6,536
                                                                                           -------------

      Capital Share Transactions:
      Proceeds from Shares Sold:
         Class A........................................................................        292,033
         Class B........................................................................        479,389
                                                                                           -------------
      Increase in Net Assets (resulting from capital share transactions)................        771,422
                                                                                           -------------

      Total Increase in Net Assets......................................................        777,958

      Net Assets:
      Beginning of Period...............................................................              -
                                                                                           -------------
      End of Period (includes undistributed net investment income of $841)..............    $   777,958
                                                                                           =============

      Shares of Capital Stock of the Fund Sold:
      Shares Sold:
         Class A........................................................................         29,782
         Class B........................................................................         48,287
                                                                                           -------------
      Net Increase in Number of Shares Outstanding......................................         78,069
                                                                                           =============

* Commencement of operations was October 5, 2000.


The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Conservative Growth Fund [52]

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES
--------------------------------------------------------------------------------
                                                                     period
                                                                      ended
                                                                   12/31/00 (D)
--------------------------------------------------------------------------------
    Per Share Operating Performance:
    Net Asset Value at Beginning of Period......................    $  10.00
                                                                    ---------

    Income from Investment Operations:
       Net Investment Income....................................        0.02
       Net Realized and Unrealized Loss on Investments..........       (0.04)
                                                                    ---------
       Total from Investment Operations.........................       (0.02)
                                                                    ---------

    Net Asset Value at End of Period............................    $   9.98
                                                                    =========

    Total Return (A)(B).........................................       (0.20)%

    Ratios/Supplimental Data:
    Net Assets, End of Period (in 000s).........................    $    297

    Ratio of Expenses to Average Net Assets:
       Before Reimbursement of Expenses by Advisor..............        9.91% (C)
       After Reimbursement of Expenses by Advisor...............        1.20% (C)

    Ratio of Net Investment Income (Loss) to Average Net Assets:
       Before Reimbursement of Expenses by Advisor..............       (7.41) (C)
       After Reimbursement of Expenses by Advisor...............        1.30% (C)

    Portfolio Turnover..........................................        0.56%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C) Annualized (D) For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Conservative Growth Fund [53]

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES
---------------------------------------------------------------------------------------------------------
                                                                                            period
                                                                                             ended
                                                                                          12/31/00 (D)
---------------------------------------------------------------------------------------------------------
      Per Share Operating Performance:
      Net Asset Value at Beginning of Period.............................................    $ 10.00
                                                                                             -------

      Income from Investment Operations:
         Net Investment Income (Loss)....................................................          -
         Net Realized and Unrealized Gain (Loss) on Investments..........................      (0.04)
                                                                                             -------
         Total from Investment Operations................................................      (0.04)
                                                                                             -------

      Net Asset Value at End of Period...................................................    $  9.96
                                                                                             =======

      Total Return (A) (B)...............................................................      (0.40)%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s)................................................    $   481

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.....................................      10.66% (C)
         After Reimbursement of Expenses by Advisor......................................       1.95% (C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor.....................................      (8.16) (C)
         After Reimbursement of Expenses by Advisor......................................       0.55% (C)

      Portfolio Turnover.................................................................       0.56%

(A) Total Return Calculation Does Not Reflect Redemption Fee.
(B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C) Annualized
(D) For the period October 9, 2000 (Commencement of Operations) to December 31, 2000.

The accompanying notes are an integral part of these financial statements.

                  Timothy Plan Conservative Growth Fund [54]

SCHEDULE OF INVESTMENTS
As of December 31, 2000

SHORT TERM INVESTMENTS - 91.40%
----------------------------------------------------------------------------------------------------------
par value                                                                                    market value
----------------------------------------------------------------------------------------------------------
                  Government Agencies - 66.68%
    $100,000      Federal Agriculture Mortgage Corp, 6.31% 02/01/01........................   $    99,457
     100,000      Federal Home Loan Bank, 6.38%, 01/16/01..................................        99,734
     100,000      Federal Home Loan Bank, 6.25%, 03/02/01..................................        98,958
     100,000      Federal Home Loan Bank, 6.15%, 03/14/01..................................        98,783
     100,000      Federal Home Loan Bank, 6.21%, 03/19/01..................................        98,672
     100,000      Federal Home Loan Bank, 6.22%, 04/06/01..................................        98,359
     100,000      Federal Home Loan Bank, 6.17%, 05/02/01..................................        97,926
     250,000      Federal Home Loan Bank, 5.71%, 06/06/01..................................       243,814
                                                                                             ------------
                                                                                                  935,703
                                                                                             ------------

                  Corporate Commercial Paper - 24.72%
     250,000      CXC, Inc., 6.40% 02/14/01................................................       248,045
     100,000      Williams Companies, Inc. 6.85% 03/01/01..................................        98,928
                                                                                             ------------
                                                                                                  346,973
                                                                                             ------------

                  TOTAL INVESTMENTS - 91.40% (identified cost $1,282,676)..................     1.282,676
                                                                                             ------------

                  OTHER ASSETS AND LIABILITIES, NET - 8.60%................................       120,666
                                                                                             ------------

                  NET ASSETS - 100.00%.....................................................   $ 1,403,342
                                                                                             ============

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Money Market Fund [55]

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2000

ASSETS
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      Investments in Securities at Value (identified cost $1,282,676) [NOTE 1]..............  $    1,282,676
      Cash..................................................................................          38,939
      Receivables:
         Interest...........................................................................           1,257
         Fund Shares Sold...................................................................          88,898
      Due from Advisor......................................................................           5,837
      Other Assets..........................................................................           1,882
                                                                                             ---------------

      Total Assets..........................................................................  $    1,419,489
                                                                                             ===============

LIABILITIES
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------
      Payable for Fund Shares Redeemed......................................................  $        4,993
      Accrued Expenses......................................................................          10,662
      Income Distribution Payable...........................................................             492
                                                                                             ---------------

      Total Liabilities.....................................................................  $       16,147
                                                                                             ===============

NET ASSETS
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------

        Shares of Capital Stock Outstanding (par value $0.001, unlimited shares
         authorized)........................................................................       1,403,297
        Net Asset Value, Offering and Redemption Price Per Share
         ($1,403,342 / 1,403,297 shares)....................................................          $ 1.00

      Net Assets...........................................................................   $    1,403,342
                                                                                             ===============

SOURCES OF NET ASSETS
------------------------------------------------------------------------------------------------------------
                                                                                                      amount
------------------------------------------------------------------------------------------------------------

      At December 31, 2000, Net Assets Consisted of:
        Paid-in Capital....................................................................   $    1,403,342
                                                                                             ---------------

      Net Assets...........................................................................   $    1,403,342
                                                                                             ===============

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Money Market Fund [56]

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2000

INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
                                                                                                       amount
-------------------------------------------------------------------------------------------------------------
      Interest.............................................................................   $        65,887
                                                                                             ----------------

      Total Investment Income..............................................................            65,887
                                                                                             ----------------

EXPENSES
-------------------------------------------------------------------------------------------------------------
                                                                                                       amount
-------------------------------------------------------------------------------------------------------------

      Investment Advisory Fees [NOTE 3]....................................................             6,467
      Transfer Agent Fees..................................................................            13,693
      Administration Fees..................................................................             5,023
      Accounting Fees......................................................................             9,160
      Registration Fees....................................................................               620
      Custodian Fees.......................................................................             4,873
      Printing Expense.....................................................................               750
      Auditing Fees........................................................................             1,000
      Insurance Expense  ..................................................................               300
      Legal Expense........................................................................             1,700
      Miscellaneous Expense ...............................................................                84
                                                                                             ----------------

      Total Expense........................................................................            43,670

      Expenses Waived and Reimbursed by Advisor [NOTE 3]...................................           (34,441)
                                                                                             ----------------

      Total Net Expenses...................................................................             9,229
                                                                                             ----------------

      Net Investment Income................................................................            56,658
                                                                                             ================


      Increase in Net Assets Resulting from Operations.....................................   $        56,658
                                                                                             ================

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Money Market Fund [57]

STATEMENT OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 2000 and 1999

INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                                                 year ended    period ended
                                                                               Dec. 31, 2000  Dec. 31, 1999 (a)
--------------------------------------------------------------------------------------------------------------
      Operations:
      Net Investment Income................................................      $    56,658    $      6,827
                                                                                ------------   -------------
      Increase in Net Assets (resulting from operations)...................           56,658           6,827
                                                                                ------------   -------------

      Distributions to Shareholders:
      Net Income...........................................................          (56,658)         (6,827)
                                                                                ------------   -------------

      Capital Share Transactions:
      Proceeds from Shares Sold............................................        2,081,130       1,049,384
      Dividends Reinvested.................................................           38,156           6,827
      Cost of Shares Redeemed..............................................       (1,476,128)       (296,027)
                                                                                ------------   -------------
      Increase in Net Assets (resulting from capital share transactions)...          643,158         760,184
                                                                                ------------   -------------

      Total Increase in Net Assets.........................................          643,158         760,184

      Net Assets:..........................................................
      Beginning of Period..................................................          760,184               -
                                                                                ------------   -------------
      End of Period........................................................      $ 1,403,342    $    760,184
                                                                                ============   =============

      Shares of Capital Stock of the Fund Sold and Redeemed:
      Shares Sold..........................................................        2,081,085       1,049,384
      Shares Reinvested....................................................           38,156           6,827
      Shares Redeemed......................................................       (1,476,128)       (296,027)
                                                                                ------------   -------------
      Net Increase in Number of Shares Outstanding.........................          643,113         760,184
                                                                                ============   =============

(a) For the period July 9, 1999 (commencement of operations) to December 31,
1999.

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Money Market Fund [58]

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND - CLASS A SHARES
-----------------------------------------------------------------------------------------------------
                                                                                year      period
                                                                                ended     ended
                                                                              12/31/00   12/31/99 (B)
-----------------------------------------------------------------------------------------------------
Per Share Operating Performance:
      Net Asset Value at Beginning of Period..............................     $  1.00    $  1.00
                                                                              --------   --------

      Income from Investment Operations:
         Net Investment Income............................................        0.05       0.02
                                                                              --------   --------
         Total from Investment Operations.................................        0.05       0.02
                                                                              --------   --------

      Less Distributions:
         Dividends from Realized Gains....................................           -          -
         Dividends from Net Investment Income.............................       (0.05)     (0.02)
                                                                              --------   --------
         Total Distributions..............................................       (0.05)     (0.02)
                                                                              --------   --------

      Net Asset Value at End of Period....................................     $  1.00    $  1.00
                                                                              ========   ========

      Total Return (A)....................................................       5.34%       1.78%

      Ratios/Supplimental Data:
      Net Assets, End of Period (in 000s).................................     $ 1,403    $   760

      Ratio of Expenses to Average Net Assets:
         Before Reimbursement of Expenses by Advisor......................        4.53%      5.75% (C)
         After Reimbursement of Expenses by Advisor.......................        0.85%      0.85% (C)

      Ratio of Net Investment Income (Loss) to Average Net Assets:
         Before Reimbursement of Expenses by Advisor......................        1.58%     (0.73) (C)
         After Reimbursement of Expenses by Advisor.......................        5.25%      4.17% (C)

(A) Not Annualized.
(B) For the Period July 9, 1999 (Commencement of Operations) to December 31,
1999.
(C) Annualized.

The accompanying notes are an integral part of these financial statements.

                      Timothy Plan Money Market Fund [59]

NOTES TO FINANCIAL STATEMENTS
December 31, 2000

TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Note 1 - Significant Accounting Policies

   The Timothy Plan (the "Trust") is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of eight series: The Timothy Aggressive Growth Fund, The Timothy Conservative Growth Fund, The Timothy Fixed Income Fund, The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Growth Fund, The Timothy Large/Mid-Cap Value Fund, The Timothy Money Market Fund, and The Timothy Strategic Growth Fund, ("the Funds").

   The Timothy Aggressive Growth Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund's total assets in US common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund's Adviser believes show a high probability for superior growth.

   The Timothy Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 10%-15% of its net assets in the Timothy Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Large/Mid-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Large/Mid-Cap Growth Fund; and approximately 20%-25% in the Timothy Fixed Income Fund.

   The Timothy Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities and preferred securities. The Fund will only purchase high quality securities.

   The Timothy Small-Cap Value Fund's primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in common stocks and ADRs while abiding by ethical standards established for investments by the Fund.

   The Timothy Large/Mid-Cap Growth Fund's investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. The Fund seeks to achieve its investment objective by normally investing at least 65% of the Fund's total assets in US common stocks with market capitalizations in excess of $5 billion.

   The Timothy Large/Mid-Cap Value Fund's investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its objectives by primarily investing in common stocks and ADRs. The Large/Mid-Cap Value Fund will invest in the common stock of companies whose total market capitalization generally exceeds $1 billion.

   The Timothy Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its goal, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, bankers acceptances, commercial paper and short-term corporate notes.

   The Timothy Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Funds in which the Portfolio invests seek current income.
   The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds: approximately 15%-20% of net assets in the Timothy Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Large/Mid-Cap Value Fund; approximately 30%-35% of its net assets in the Timothy Large/Mid-Cap Growth Fund; and approximately 15%-20% in the Timothy Aggressive Growth Fund.

                Timothy Plan Notes to Financial Statements [60]

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

   A.  Security Valuation.

   Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities or listed securities, in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

   B.  Investment Income and Securities Transactions.

   Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily. The Timothy Small-Cap Value Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

   C.  Net Asset Value Per Share.

   Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, The Timothy Aggressive Growth Fund, The Timothy Conservative Growth Fund, The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Growth Fund, The Timothy Large/Mid-Cap Value Fund, The Timothy Strategic Growth Fund and The Timothy Fixed Income Fund, based on expenses applicable to a particular class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

   D.  Classes

   Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

   E.  Federal Income Taxes.

   It is the policy of the Funds to comply with all requirements of the Internal Revenue Code applicable to regulate investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Timothy Fixed Income has approximately $9,300 in capital losses available to offset future gains of which approximately $400 expires in 2004 and $8,900 expires in 2008.

   The Large/Mid-Cap Value Fund, the Large/Mid-Cap Growth Fund and the Aggressive Growth Fund had net realized losses of $105,247, $1,763 and $36,882 respectively, during the period November 1, 2000 through December 31, 2000 which are treated for federal income tax purposes as arising during each Fund's tax year ending December 31, 2001. These "post October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

   F.  Use of Estimates.

   In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Note 2 - Purchases and Sales of Securities

   The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended December 31, 2000:

                Timothy Plan Notes to Financial Statements [61]

   ---------------------------------------------------------------------
            funds                        purchases                sales
   ---------------------------------------------------------------------
   Agggressive Growth Fund            $    924,540          $     68,935
   Conservative Growth Fund           $    739,427          $      2,643
   Fixed Income Fund                  $    864,734          $    193,634
   Large/Mid-Cap Growth Fund          $  1,845,624          $     37,444
   Large/Mid-Cap Value Fund           $  6,770,620          $  1,925,593
   Small-Cap Value Fund               $ 23,926,581          $ 27,971,831
   Strategic Growth Fund              $  1,312,582          $      2,198

   Note 3 - Investment Management Fee and Other Transactions with Affiliates

   Timothy Partners, LTD., ("TPL") is the investment advisor for the Funds pursuant to an investment advisory agreement (the "Agreement") effective May 1, 1998. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of The Timothy Aggressive Growth, The Timothy Small-Cap Value, The Timothy Large/Mid-Cap Growth and The Timothy Large/Mid-Cap Value Funds; 0.60% of the average daily net assets of The Fixed Income and Money Market Funds; 0.15% of the average daily net assets of The Timothy Conservative Growth and The Timothy Strategic Growth Funds. TPL has voluntarily agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit the Funds' aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.85% for the Money Market Fund and to the specified percentages listed below for each class of shares:

   ------------------------------------------------------------------
          funds                          class A              class B
   ------------------------------------------------------------------
   Agggressive Growth Fund                1.60%                 2.35%
   Conservative Growth Fund               1.20%                 1.95%
   Fixed Income Fund                      1.35%                 2.10%
   Large/Mid-Cap Growth Fund              1.60%                 2.35%
   Large/Mid-Cap Value Fund                N/A                   N/A
   Small-Cap Value Fund                    N/A                   N/A
   Strategic Growth Fund                  1.25%                 2.00%

   For the period ended December 31, 2000, TPL reimbursed the Funds as follows:

   ----------------------------------------------------------------
            funds                                    reimbursements
   ----------------------------------------------------------------
   Agggressive Growth Fund                              $     8,709
   Conservative Growth Fund                             $     8,889
   Fixed Income Fund                                    $    55,733
   Large/Mid-Cap Growth Fund                            $     8,486
   Large/Mid-Cap Value Fund                             $    57,380
   Money Market Fund                                    $    36,941
   Small-Cap Value Fund                                 $    65,155
   Strategic Growth Fund                                $     9,113

   The Timothy Aggressive Growth, Timothy Conservative Growth, Timothy Fixed Income, Timothy Large/Mid-Cap Growth, Timothy Large/Mid-Cap Value, Timothy Money Market, Timothy Small-Cap Value, and Timothy Strategic Growth Funds have adopted shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will reimburse TPL or others for expenses actually incurred in the promotion or distribution of shares. Under the Class A Plan, the Funds will reimburse TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B Plans, the Fund will reimburse TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the year ended December 31, 2000 the Timothy Money Market Fund did not make any payments. For the period ended December 31, 2000, the Funds reimbursed TPL for distribution costs incurred as follows:

               Timothy Plan Notes to Financial Statements [62]

   -----------------------------------------------------------------
          funds                                   distribution costs
   -----------------------------------------------------------------
   Aggressive Growth Fund                                $       333
   Conservative Growth Fund                              $       770
   Fixed Income Fund                                     $     5,085
   Large/Mid-Cap Growth Fund                             $       761
   Large/Mid-Cap Value Fund                              $    22,141
   Small-Cap Value Fund                                  $   194,428
   Strategic Growth Fund                                 $     1,202

   Note  4. Unrealized Appreciation (Depreciation)

   At December 31, 2000, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:


   ----------------------------------------------------------------------------------------------------------------
          funds                         cost               app                   dep                  net app./dep.
   ----------------------------------------------------------------------------------------------------------------
   Aggressive Growth Fund            $ 1,064,305        $   34,424            $   (69,852)            $    (35,428)
   Conservative Growth Fund          $   736,871        $   11,719            $   (14,895)            $     (3,176)
   Fixed Income Fund                 $ 1,096,146        $   14,359            $   (27,077)            $    (12,718)
   Large/Mid-Cap Growth Fund         $ 2,178,371        $   37,505            $  (100,730)            $    (63,225)
   Large/Mid-Cap Value Fund          $ 6,755,614        $1,110,138            $  (290,208)            $    819,930
   Money Market Fund                 $ 1,282,676               N/A                    N/A                      N/A
   Small-Cap Value Fund              $28,990,992        $5,522,189            $(2,812,173)            $  2,710,016
   Strategic Growth Fund             $ 1,310,593        $   16,583            $   (52,964)            $    (36,381)


   NOTE  5. CAPITAL ACTIVITY

   On June 26, 2000 the Timothy Fixed Income, Timothy Large/Mid-Cap Value and the Timothy Small-Cap Value Funds' Class C shares were liquidated and exchanged for Class B shares. With respect to the Timothy Fixed Income Fund, 2,946 of Class C shares in the amount of $27,868 were exchanged for 2,949 of class B shares. With respect to the Timothy Large/Mid-Cap Value Fund, 17,992 of Class C shares in the amount of $169,662 were exchanged for 18,030 of Class B shares. With respect to the Timothy Small-Cap Value Fund 29,597 of Class C shares in the amount of $350,722 were exchanged for 26,896 of Class B shares.

                Timothy Plan Notes to Financial Statements [63]

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTS
February 21, 2001


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   To the Shareholders and Board of Trustees
   The Timothy Plan
   Winter Park, Florida

   We have audited the accompanying statements of assets and liabilities of The Timothy Plan (comprising respectively; The Timothy Aggressive Growth Fund, The Timothy Conservative Growth Fund, The Timothy Fixed Income Fund, The Timothy Small-Cap Value Fund, The Timothy Large/Mid-Cap Growth Fund, The Timothy Large/Mid-Cap Value Fund, The Timothy Money Market Fund and The Timothy Strategic Growth Fund), including the portfolios of investments as of December 31, 2000, the related statements of operations for the periods then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Timothy Plan as of December 31, 2000, the results of its operations for the periods then ended, and the changes in its net assets and the financial highlights for each of the periods indicated thereon, in conformity with generally accepted accounting principles.


   /s/  Tait, Weller & Baker

   TAIT, WELLER & BAKER
   Philadelphia, Pennsylvania

   February 21, 2001

NOTES
December 31, 2000


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTES
December 31, 2000


TIMOTHY PLAN FAMILY OF FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE TIMOTHY PLAN
1304 West Fairbanks Avenue
Winter Park, FL 32789

BOARD OF TRUSTEES
Arthur D. Ally
Joseph E. Boatwright
Randy R. Brunson
W. Thomas Fyler, Jr.
Mark. A. Minnella
Charley Nelson
Wesley W. Pennington,
Jack M. Sneddon
Mat D. Staver

OFFICERS
Arthur D. Ally, President
Joseph E. Boatwright, Secretary
Wesley W. Pennington, Treasurer

INVESTMENT ADVISOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

DISTRIBUTOR
Timothy Partners, LTD.
1304 West Fairbanks Avenue
Winter Park, FL 32789

TRANSFER AGENT
Unified Fund Services, Inc.
431 N Pennsylvania Street
Indianapolis, IN 46204

AUDITORS
Tait, Weller & Baker
Eight Penn Center Plaza, Suite 800
Philadelphia, PA 19103

LEGAL COUNSEL
The Law Offices of David D. Jones, P.C.
Suite 180, Box 303
The Woodlands, TX 77381

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at:
www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

                    [LOGO OF THE TIMOTHY PLAN APPEARS HERE]

                                Family of Funds
                                 ANNUAL REPORT
                               December 31, 2000